UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22110

            AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

            Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

            Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2020

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports may be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2020

The second half of 2020 was just as challenging as the first half. While most of the world remained shut down in the ongoing battle to stop the spread of Covid-19, the markets continued to gain from the losses suffered earlier in the year. Federal support – Paycheck Protection Program loans, enhanced unemployment benefits, stimulus checks and a variety of other programs – helped buoy economic activity, in spite of significant revenue drawdowns in the travel and leisure space.

This occurred in a year with a divisive presidential election, country-wide protests, racial and civil unrest, as well as a financial market crash. Combined with an unprecedented death toll caused by the global pandemic, it is significantly surprising to see the market driven higher, which was led by companies in the “work from home trade” including Zoom, Apple, and Amazon.

The “work from home trade” and growth in technology stocks were significant contributors to the out performance of two of our funds, the Dorsey Wright FSM U.S. Core ETF (Ticker: DWUS) and the Dorsey Wright FSM All Cap World Equity ETF (Ticker: DWAW). Both ETFs successfully identified these trends and tactically reallocated holdings to focus on growth and technology, benefitting shareholders as a result.

The other area of growth for the Trust was with our cannabis ETFs. While the AdvisorShares Pure Cannabis ETF (Ticker: YOLO) saw a year of volatile performance, investors continued to allocate assets to this category. We launched a second cannabis ETF, solely focused on U.S. companies, the AdvisorShares Pure US Cannabis ETF (Ticker: MSOS), which ended the year with significant out performance, asset growth and investor interest relative to other cannabis funds.

Finally, before year end, we launched two new ETFs with ThinkBetter, LLC: the AdvisorShares Q Dynamic Growth ETF (Ticker: QPX) and the AdvisorShares Q Portfolio Bended Allocation ETF (Ticker: QPT). Both ETFs offer a unique investing approach by measuring risk through a quantitative, heavy tail analysis. QPT is a balanced strategy designed to provide alpha* over a traditional 60/40 (equity/bond) benchmark, while QPX is a tactical equity strategy that looks to avoid significant drawdowns by tactically allocating to fixed income as volatility enters the market. We are excited to add this new manager to the AdvisorShares Trust.

For more information on AdvisorShares ETFs, including performance and holdings, please visit www.advisorshares.com.

We understand and recognize the unprecedented territories that we face together as a society and as partners in financial stewardship. During 2020, AdvisorShares realized increased asset growth which we could not have accomplished without your continuing trust and support. As we begin the second half of our fiscal year, our commitment to our shareholders remains paramount. We wish you nothing but health, happiness, and prosperity as we move forward.

Sincerest regards,

Noah Hamman

CEO, AdvisorShares Investments

* Alpha measures the risk-adjusted premium an investment earns above its benchmark.

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2020

Investing involves risk including possible loss of principal. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. The prices of equity securities rise and fall daily Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in emerging or offshore markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments.

There is no guarantee the Advisors investment strategy will be successful. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole. For a list of the asset class specific risks please see the prospectus.

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

The views in this report were those of the Fund’s CEO as of December 31, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2020 and held for the period ended December 31, 2020, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$1,147.40	1.10%	$5.95	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Actual	$1,000.00	$1,360.20	0.99%	$5.89	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Dorsey Wright FSM All Cap World ETF(2)
Actual	$1,000.00	$1,324.80	0.92%	$5.39	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.57	0.92%	$4.69
AdvisorShares Dorsey Wright FSM US Core ETF(2)
Actual	$1,000.00	$1,247.10	0.99%	$5.61	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Dorsey Wright Micro-Cap ETF
Actual	$1,000.00	$1,375.60	1.25%	$7.48	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$594.10	0.94%	$3.78	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.47	0.94%	$4.79

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares DoubleLine Value Equity ETF
Actual	$1,000.00	$1,231.30	0.90%	$5.06	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,221.10	0.65%	$3.64	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares FolioBeyond Smart Core Bond ETF(2)
Actual	$1,000.00	$1,038.20	0.95%	$4.88	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,029.50	0.75%	$3.84	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Pure Cannabis ETF
Actual	$1,000.00	$1,690.30	0.74%	$5.02	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.48	0.74%	$3.77
AdvisorShares Pure US Cannabis ETF
Actual	$1,000.00	$1,452.50	0.74%	$3.01	(3)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.48	0.74%	$3.77
AdvisorShares Q Dynamic Growth ETF(2)
Actual	$1,000.00	$1,000.00	1.45%	$0.12	(4)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.90	1.45%	$7.38
AdvisorShares Q Portfolio Blended Allocation ETF(2)
Actual	$1,000.00	$1,002.40	0.99%	$0.08	(4)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$625.40	1.70%	$6.96	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.64	1.70%	$8.64
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$1,008.70	0.35%	$1.77	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares STAR Global Buy-Write ETF(2)
Actual	$1,000.00	$1,147.10	1.85%	$10.01	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Vice ETF
Actual	$1,000.00	$1,359.20	0.99%	$5.89	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(1)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(2)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the funds in which the Fund is invested in. These ratios do not include these indirect fees and expenses.

(3)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 121/365 (to reflect commencement of operations to September 1, 2020).

(4)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 3/365 (to reflect commencement of operations to December 28, 2020).

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%

Airlines — 2.3%
Ryanair Holdings PLC (Ireland)*(a)	16,664	$1,832,707

Apparel — 3.6%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	22,829	2,847,461

Banks — 2.4%
HDFC Bank Ltd. (India)*(a)	26,520	1,916,335

Biotechnology — 7.8%
Argenx SE (Netherlands)*(a)	15,497	4,557,513
Genmab A/S (Denmark)*(a)	40,791	1,658,562
Total Biotechnology		6,216,075

Building Materials — 4.4%
Cemex SAB de CV (Mexico)*(a)	331,766	1,715,230
CRH PLC (Ireland)(a)	42,122	1,793,555
Total Building Materials		3,508,785

Chemicals — 2.4%
Sociedad Quimica y Minera de Chile SA (Chile)(a)	39,246	1,926,586

Commercial Services — 8.4%
Experian PLC (United Kingdom)(a)(b)	40,304	1,529,940
New Oriental Education & Technology Group, Inc. (China)*(a)	12,970	2,409,956
TAL Education Group (China)*(a)	38,011	2,718,166
Total Commercial Services		6,658,062

Computers — 3.1%
Logitech International SA (Switzerland)(b)	25,139	2,443,260

Diversified Financial Services — 2.2%
KB Financial Group, Inc. (South Korea)(a)	43,909	1,738,797

Electric — 2.2%
Enel SpA (Italy)(a)	174,713	1,773,337

Electronics — 2.2%
ABB Ltd. (Switzerland)(a)(b)	63,068	1,763,381

Energy – Alternate Sources — 2.0%
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	25,881	1,601,258

Healthcare – Products — 1.9%
Koninklijke Philips NV (Netherlands)*	27,620	1,496,176

Healthcare – Services — 2.7%
ICON PLC (Ireland)*	10,982	2,141,270

Home Furnishings — 2.5%
Sony Corp. (Japan)(a)	19,371	1,958,408
Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 13.2%
21Vianet Group, Inc. (China)*(a)	72,640	$2,519,882
MercadoLibre, Inc. (Argentina)*	2,474	4,144,494
Tencent Holdings Ltd. (China)(a)	24,077	1,730,895
Vipshop Holdings Ltd. (China)*(a)	73,136	2,055,853
Total Internet		10,451,124

Lodging — 2.3%
Huazhu Group Ltd. (China)(a)	39,545	1,780,711

Media — 1.9%
Thomson Reuters Corp. (Canada)(b)	18,024	1,475,985

Mining — 10.7%
Gold Fields Ltd. (South Africa)(a)	373,571	3,463,003
Rio Tinto PLC (Australia)(a)(b)	27,214	2,047,037
Sibanye Stillwater Ltd. (South Africa)(a)	188,200	2,990,498
Total Mining		8,500,538

Pharmaceuticals — 7.9%
AstraZeneca PLC (United Kingdom)(a)(b)	40,055	2,002,349
Dr Reddy’s Laboratories Ltd. (India)(a)	31,565	2,250,269
Novo Nordisk A/S (Denmark)(a)	28,134	1,965,160
Total Pharmaceuticals		6,217,778

Semiconductors — 6.5%
ASML Holding NV (Netherlands)	6,917	3,373,559
NXP Semiconductors NV (Netherlands)	11,300	1,796,813
Total Semiconductors		5,170,372

Telecommunications — 7.1%
Nice Ltd. (Israel)*(a)	19,968	5,661,727
Total Common Stocks (Cost $54,872,929)		79,080,133

MONEY MARKET FUNDS — 0.5%

Invesco Government & Agency Portfolio – Private Investment Class, 0.03%(c)	334,358	334,358
Goldman Sachs Financial Square Government Fund – Institutional Shares, Institutional Class, 0.12%(c)(d)	46,000	46,000
Total Money Market Funds (Cost $380,358)		380,358

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS — 3.8%(d)

Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $713,515, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 09/15/21-01/01/51, totaling $726,310)	$713,509	$713,509
Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.07%, total to be received $713,515, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/26/21-01/01/51, totaling $725,947)	713,509	713,509
Deutsche Bank Securities, Inc., dated 12/31/20, due 01/04/21, 0.06%, total to be received $713,514, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/15/21-01/01/51, totaling $726,182)	713,509	713,509
Nomura Securities International, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $165,514, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.50%, 01/31/21-01/15/56, totaling $168,431)	165,513	165,513
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $713,515, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $726,137)	713,509	713,509
Total Repurchase Agreements (Cost $3,019,549)		3,019,549
Total Investments — 104.0% (Cost $58,272,836)		82,480,040
Liabilities in Excess of Other Assets — (4.0%)		(3,147,562)
Net Assets — 100.0%		$79,332,478

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.

(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,431,803; the aggregate market value of the collateral held by the fund is $9,727,222. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,661,673.
(c)	Rate shown reflects the 7-day yield as of December 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$79,080,133	$—	$—	$79,080,133
Money Market Funds	380,358	—	—	380,358
Repurchase Agreements	—	3,019,549	—	3,019,549
Total	$79,460,491	$3,019,549	$—	$82,480,040

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	2.3%
Apparel	3.6
Banks	2.4
Biotechnology	7.8
Building Materials	4.4
Chemicals	2.4
Commercial Services	8.4
Computers	3.1
Diversified Financial Services	2.2
Electric	2.2
Electronics	2.2
Energy – Alternate Sources	2.0
Healthcare – Products	1.9
Healthcare – Services	2.7
Home Furnishings	2.5
Internet	13.2
Lodging	2.3
Media	1.9
Mining	10.7
Pharmaceuticals	7.9
Semiconductors	6.5
Telecommunications	7.1
Money Market Funds	0.5
Repurchase Agreements	3.8
Total Investments	104.0
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%

Advertising — 2.2%
Trade Desk, Inc. (The), Class A*	2,005	$1,606,005

Aerospace/Defense — 5.0%
HEICO Corp.	13,706	1,814,675
TransDigm Group, Inc.*	2,964	1,834,271
Total Aerospace/Defense		3,648,946

Apparel — 2.7%
NIKE, Inc., Class B	14,051	1,987,795

Auto Manufacturers — 3.8%
Tesla, Inc.*	3,963	2,796,570

Commercial Services — 7.3%
Cintas Corp.	4,901	1,732,308
CoStar Group, Inc.*	1,937	1,790,330
Rollins, Inc.	46,031	1,798,431
Total Commercial Services		5,321,069

Computers — 5.1%
Apple, Inc.	14,374	1,907,286
EPAM Systems, Inc.*	5,075	1,818,626
Total Computers		3,725,912

Distribution/Wholesale — 4.7%
Pool Corp.	4,619	1,720,578
W.W. Grainger, Inc.	4,216	1,721,561
Total Distribution/Wholesale		3,442,139

Diversified Financial Services — 2.5%
Mastercard, Inc., Class A	5,198	1,855,374

Electrical Components & Equipment — 5.1%
AMETEK, Inc.	14,886	1,800,313
Generac Holdings, Inc.*	8,313	1,890,459
Total Electrical Components & Equipment		3,690,772

Electronics — 2.5%
Roper Technologies, Inc.	4,153	1,790,317

Entertainment — 2.6%
Caesars Entertainment, Inc.*	25,610	1,902,055

Home Builders — 2.2%
NVR, Inc.*	389	1,587,066

Internet — 4.9%
Amazon.com, Inc.*	544	1,771,770
Okta, Inc.*	7,052	1,793,041
Total Internet		3,564,811

Machinery – Diversified — 2.4%
IDEX Corp.	8,947	1,782,242

Miscellaneous Manufacturing — 4.8%
Axon Enterprise, Inc.*	14,106	1,728,408
Trane Technologies PLC	12,040	1,747,727
Total Miscellaneous Manufacturing		3,476,135

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 16.8%
Best Buy Co., Inc.	14,578	$1,454,739
Carvana Co.*(a)	7,026	1,683,008
Chipotle Mexican Grill, Inc.*	1,290	1,788,856
Dollar General Corp.	7,704	1,620,151
Home Depot, Inc. (The)	6,388	1,696,780
O’Reilly Automotive, Inc.*	3,933	1,779,958
RH*(a)	4,909	2,196,876
Total Retail		12,220,368

Semiconductors — 10.0%
Advanced Micro Devices, Inc.*	17,656	1,619,232
Broadcom, Inc.	4,391	1,922,599
Monolithic Power Systems, Inc.	5,463	2,000,715
NVIDIA Corp.	3,387	1,768,691
Total Semiconductors		7,311,237

Software — 12.8%
ANSYS, Inc.*	4,684	1,704,039
Cadence Design Systems, Inc.*	13,332	1,818,885
Five9, Inc.*	11,540	2,012,576
Paycom Software, Inc.*	4,327	1,956,886
ServiceNow, Inc.*	3,389	1,865,407
Total Software		9,357,793

Transportation — 2.3%
Old Dominion Freight Line, Inc.	8,456	1,650,442

Total Common Stocks (Cost $61,348,621)		72,717,048

MONEY MARKET FUND — 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $280,978)	280,978	280,978

Total Investments — 100.1% (Cost $61,629,599)		72,998,026
Liabilities in Excess of Other Assets — (0.1%)		(51,644)
Net Assets — 100.0%		$72,946,382

PLC — Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,282,123; the aggregate market value of the collateral held by the fund is $3,434,726. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,434,726.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$72,717,048	$—	$—	$72,717,048
Money Market Fund	280,978	—	—	280,978
Total	$72,998,026	$—	$—	$72,998,026

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	2.2%
Aerospace/Defense	5.0
Apparel	2.7
Auto Manufacturers	3.8
Commercial Services	7.3
Computers	5.1
Distribution/Wholesale	4.7
Diversified Financial Services	2.5
Electrical Components & Equipment	5.1
Electronics	2.5
Entertainment	2.6
Home Builders	2.2
Internet	4.9
Machinery – Diversified	2.4
Miscellaneous Manufacturing	4.8
Retail	16.8
Semiconductors	10.0
Software	12.8
Transportation	2.3
Money Market Fund	0.4
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%

Equity Fund — 100.0%
iShares Morningstar Mid-Cap Growth ETF	171,769	$65,698,207
iShares Morningstar Small-Cap Growth ETF†	227,081	68,919,084

Total Exchange Traded Funds (Cost $115,386,257)		134,617,291

MONEY MARKET FUND — 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(a) (Cost $81,570)	81,570	81,570
Total Investments — 100.1% (Cost $115,467,827)		134,698,861
Liabilities in Excess of Other Assets — (0.1%)		(92,787)
Net Assets — 100.0%		$134,606,074

ETF — Exchange Traded Fund

†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of December31, 2020.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,617,291	$—	$—	$134,617,291
Money Market Fund	81,570	—	—	81,570
Total	$134,698,861	$—	$—	$134,698,861

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.0%
Money Market Fund	0.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2020	Value at 12/31/2020	Dividend Income
iShares Morningstar Small-Cap Growth ETF	$—	$59,756,089	$(386,859)	$12,432	$9,537,422	227,081	$68,919,084	$20,229

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 100.0%

Equity Fund — 100.0%

Invesco QQQ Trust Series 1(a)	117,246	$36,784,760
iShares MSCI USA Momentum Factor ETF	222,810	35,937,025
Total Exchange Traded Funds
(Cost $57,076,816)		72,721,785

MONEY MARKET FUND — 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $95,011)	95,011	95,011

REPURCHASE AGREEMENTS — 1.1%(c)

Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $249,002 (collateralized by various U.S Government. Agency Obligations, 0.00%-4.00%,09/15/21-01/01/51 totaling $253,467)	$249,000	249,000
Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.07%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/26/21-01/01/51, totaling $253,341)	249,000	249,000

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Nomura Securities International, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $51,344, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.50%, 01/31/21-01/15/56, totaling $52,249)	$51,344	$51,344
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $253,407)	249,000	249,000
Total Repurchase Agreements (Cost $798,344)		798,344
Total Investments — 101.2% (Cost $57,970,171)		73,615,140
Liabilities in Excess of Other Assets — (1.2%)		(864,351)
Net Assets — 100.0%		$72,750,789

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $16,690,341; the aggregate market value of the collateral held by the fund is $16,998,997. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $16,200,653.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,721,785	$—	$—	$72,721,785
Money Market Fund	95,011	—	—	95,011
Repurchase Agreements	—	798,344	—	798,344
Total	$72,816,796	$798,344	$—	$73,615,140

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.0%
Money Market Fund	0.1
Repurchase Agreements	1.1
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.3%

Advertising — 0.4%
SharpSpring, Inc.*	769	$12,519

Agriculture — 0.5%
Turning Point Brands, Inc.	300	13,368

Auto Parts & Equipment — 3.4%
Commercial Vehicle Group, Inc.*	1,990	17,213
Modine Manufacturing Co.*	1,100	13,816
Shyft Group, Inc. (The)	555	15,751
Titan International, Inc.	2,639	12,826
XPEL, Inc.*	741	38,206
Total Auto Parts & Equipment		97,812

Banks — 2.0%
First Foundation, Inc.	705	14,100
Merchants Bancorp	497	13,732
Silvergate Capital Corp., Class A*	393	29,204
Total Banks		57,036

Beverages — 3.3%
Celsius Holdings, Inc.*	1,934	97,300

Biotechnology — 6.7%
Avid Bioservices, Inc.*	1,564	18,049
Celldex Therapeutics, Inc.*	760	13,315
OncoSec Medical, Inc.*(a)	2,160	13,932
Origin Agritech Ltd. (China)*(a)	1,014	15,403
Surface Oncology, Inc.*(a)	1,667	15,403
Sutro Biopharma, Inc.*	779	16,912
Syndax Pharmaceuticals, Inc.*	600	13,344
TCR2 Therapeutics, Inc.*	565	17,475
Twist Bioscience Corp.*	265	37,442
Veracyte, Inc.*(a)	693	33,915
Total Biotechnology		195,190

Building Materials — 0.4%
LSI Industries, Inc.	1,518	12,994

Chemicals — 0.4%
Hawkins, Inc.	211	11,038

Commercial Services — 3.7%
Arlo Technologies, Inc.*	1,716	13,368
CAI International, Inc.	375	11,715
DLH Holdings Corp.*	1,236	11,519
R1 RCM, Inc.*	1,279	30,722
Riot Blockchain, Inc.*	1,465	24,890
Textainer Group Holdings Ltd. (China)*	784	15,037
Total Commercial Services		107,251

Computers — 0.5%
PAR Technology Corp.*(a)	257	16,137

Cosmetics / Personal Care — 0.5%
elf Beauty, Inc.*	565	14,232

Distribution / Wholesale — 0.4%
Titan Machinery, Inc.*	660	12,903

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 2.5%
B. Riley Financial, Inc.	373	$16,494
Cowen, Inc., Class A	535	13,905
Freedom Holding Corp. NV (Kazakhstan)*(a)	537	27,553
Ocwen Financial Corp.*	487	14,079
Total Diversified Financial Services		72,031

Electric — 1.4%
Ameresco, Inc., Class A*	797	41,635

Electrical Components & Equipment — 3.0%
American Superconductor Corp.*	927	21,710
Capstone Turbine Corp.*	1,680	17,976
Novanta, Inc.*	281	33,220
Orion Energy Systems, Inc.*	1,393	13,749
Total Electrical Components & Equipment		86,655

Electronics — 3.3%
Camtek Ltd. (Israel)*	1,152	25,240
Digimarc Corp.*	254	11,999
Identiv, Inc.*	1,534	13,039
IEC Electronics Corp.*	1,050	14,228
RADA Electronic Industries Ltd. (Israel)*	1,562	15,230
Turtle Beach Corp.*	719	15,494
Total Electronics		95,230

Energy – Alternate Sources — 2.8%
Beam Global*(a)	924	68,173
Sunworks, Inc.*	2,800	14,336
Total Energy – Alternate Sources		82,509

Engineering & Construction — 2.8%
IES Holdings, Inc.*	417	19,199
Infrastructure and Energy Alternatives, Inc.*	1,888	31,284
Limbach Holdings, Inc.*	1,098	13,538
MYR Group, Inc.*	269	16,167
Total Engineering & Construction		80,188

Entertainment — 1.7%
Chicken Soup For The Soul Entertainment, Inc.*(a)	788	15,752
Golden Entertainment, Inc.*	700	13,923
RCI Hospitality Holdings, Inc.	487	19,207
Total Entertainment		48,882

Food — 1.5%
AquaBounty Technologies, Inc.*	1,600	14,016
Seneca Foods Corp., Class A*	287	11,451
Utz Brands, Inc.	784	17,295
Total Food		42,762

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Forest Products & Paper — 1.0%
Clearwater Paper Corp.*	380	$14,345
Resolute Forest Products, Inc.*	2,280	14,911
Total Forest Products & Paper		29,256

Healthcare – Products — 3.5%
Accuray, Inc.*	3,400	14,178
Alphatec Holdings, Inc.*	1,196	17,366
Aspira Women’s Health, Inc.*	2,200	14,762
Castle Biosciences, Inc.*	264	17,727
ClearPoint Neuro, Inc.*(a)	1,308	20,784
Pulse Biosciences, Inc.*(a)	767	18,301
Total Healthcare – Products		103,118

Healthcare – Services — 2.9%
Addus HomeCare Corp.*	183	21,428
Joint Corp. (The)*	477	12,526
Neuronetics, Inc.*(a)	1,500	16,665
SI-BONE, Inc.*	480	14,352
Surgery Partners, Inc.*	704	20,423
Total Healthcare – Services		85,394

Holding Companies – Diversified — 1.3%
Marathon Patent Group, Inc.*	2,200	22,968
South Mountain Merger Corp., Class A*	840	13,549
Total Holding
Companies – Diversified		36,517

Home Builders — 1.4%
Green Brick Partners, Inc.*	814	18,690
Horizon Global Corp.*	1,460	12,541
Hovnanian Enterprises, Inc., Class A*(a)	335	11,008
Total Home Builders		42,239

Home Furnishings — 2.3%
Flexsteel Industries, Inc.	453	15,842
Hooker Furniture Corp.	340	10,965
Mohawk Group Holdings, Inc.*	800	13,768
VOXX International Corp.*	2,004	25,571
Total Home Furnishings		66,146

Housewares — 0.5%
Lifetime Brands, Inc.	886	13,467

Insurance — 2.8%
Goosehead Insurance, Inc., Class A	271	33,810
Kinsale Capital Group, Inc.	235	47,031
Total Insurance		80,841

Internet — 4.2%
HyreCar, Inc.*	1,834	13,095
Lands’ End, Inc.*(a)	703	15,164
Liquidity Services, Inc.*	1,240	19,728

Investments	Shares	Value
COMMON STOCKS (continued)

Internet (continued)
Perion Network Ltd. (Israel)*	1,590	$20,241
QuinStreet, Inc.*	707	15,158
TechTarget, Inc.*	445	26,304
Tucows, Inc., Class A*	169	12,487
Total Internet		122,177

Iron/Steel — 0.5%
Schnitzer Steel Industries, Inc., Class A	487	15,540

Leisure Time — 1.2%
MasterCraft Boat Holdings, Inc.*	481	11,948
Vista Outdoor, Inc.*	940	22,335
Total Leisure Time		34,283

Machinery – Construction & Mining — 0.4%
Argan, Inc.	259	11,523

Machinery – Diversified — 2.0%
Kornit Digital Ltd. (Israel)*	381	33,959
Pro-Dex, Inc.*	336	10,406
Ranpak Holdings Corp.*	987	13,265
Total Machinery – Diversified		57,630

Media — 0.5%
Tribune Publishing Co.	980	13,426

Metal Fabricate / Hardware — 1.0%
Ampco-Pittsburgh Corp.*	2,600	14,248
Strattec Security Corp.	292	14,413
Total Metal Fabricate / Hardware		28,661

Miscellaneous Manufacturing — 0.4%
Lydall, Inc.*	400	12,012

Oil & Gas — 0.5%
Sprague Resources LP(a)	709	13,436

Pharmaceuticals — 4.3%
Aclaris Therapeutics, Inc.*	2,600	16,822
Heska Corp.*	113	16,459
Ideaya Biosciences, Inc.*	843	11,802
KalVista Pharmaceuticals, Inc.*	700	13,293
Ocular Therapeutix, Inc.*	1,646	34,072
ProPhase Labs, Inc.*	1,361	12,494
Tracon Pharmaceuticals, Inc.*	1,772	20,732
Total Pharmaceuticals		125,674

REITS — 1.2%
Dynex Capital, Inc.	457	8,134
Ellington Residential Mortgage REIT	1,046	13,640
Farmland Partners, Inc.	1,418	12,337
Total REITS		34,111

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 6.9%
Aspen Aerogels, Inc.*	900	$15,021
Bassett Furniture Industries, Inc.	727	14,598
Big 5 Sporting Goods Corp.(a)	1,174	11,986
Citi Trends, Inc.	369	18,332
Container Store Group, Inc. (The)*	1,214	11,581
Haverty Furniture Cos., Inc.	504	13,946
Kirkland’s, Inc.*	1,703	30,450
Lumber Liquidators Holdings, Inc.*	569	17,491
MarineMax, Inc.*	456	15,974
Noodles & Co.*	1,455	11,494
OptimizeRx Corp.*	729	22,716
TravelCenters of America, Inc.*	480	15,648
Total Retail		199,237

Semiconductors — 2.1%
Alpha & Omega Semiconductor Ltd.*	572	13,522
AXT, Inc.*	1,784	17,073
CEVA, Inc.*	305	13,878
Intellicheck, Inc.*	1,450	16,537
Total Semiconductors		61,010

Software — 9.1%
Avid Technology, Inc.*	1,090	17,298
Brightcove, Inc.*	827	15,217
Digi International, Inc.*	750	14,175
Digital Turbine, Inc.*	1,706	96,491
Donnelley Financial Solutions, Inc.*	854	14,493
Five9, Inc.*	352	61,389
Innodata, Inc.*	2,450	12,985
Magic Software Enterprises Ltd. (Israel)	898	14,054
Qumu Corp.*	2,180	17,418
Total Software		263,520

Telecommunications — 5.9%
A10 Networks, Inc.*	1,474	14,534
Airgain, Inc.*	870	15,469
Aviat Networks, Inc.*	569	19,431
Calix, Inc.*	1,140	33,926
Cambium Networks Corp.*	866	21,719
Clearfield, Inc.*	501	12,385
DZS, Inc.*	974	15,068
Gogo, Inc.*(a)	1,232	11,864
IDT Corp., Class B*	1,078	13,324
ORBCOMM, Inc.*	2,000	14,840
Total Telecommunications		172,560

Textiles — 0.4%
Culp, Inc.	800	12,696

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation — 1.8%
ArcBest Corp.	320	$13,654
Danaos Corp. (Greece)*	700	15,001
Echo Global Logistics, Inc.*	425	11,399
Universal Logistics Holdings, Inc.	560	11,530
Total Transportation		51,584
Total Common Stocks
(Cost $1,979,327)		2,883,730

MONEY MARKET FUND — 1.6%

STIT – Government & Agency Portfolio, Institutional Class, 0.03%(b) (Cost $46,996)	46,996	46,996
REPURCHASE AGREEMENT — 7.1%(c)
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $207,107, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $210,770) (Cost $207,105)	$207,105	207,105
Total Investments — 108.0% (Cost $2,233,428)		3,137,831
Liabilities in Excess of Other Assets — (8.0%)		(232,811)
Net Assets — 100.0%		$2,905,020

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $303,682; the aggregate market value of the collateral held by the fund is $308,332. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $101,227.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,883,730	$—	$—	$2,883,730
Money Market Funds	46,996	—	—	46,996
Repurchase Agreements	—	207,105	—	207,105
Total	$2,930,726	$207,105	$—	$3,137,831

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.4%
Agriculture	0.5
Auto Parts & Equipment	3.4
Banks	2.0
Beverages	3.3
Biotechnology	6.7
Building Materials	0.4
Chemicals	0.4
Commercial Services	3.7
Computers	0.5
Cosmetics / Personal Care	0.5
Distribution / Wholesale	0.4
Diversified Financial Services	2.5
Electric	1.4
Electrical Components & Equipment	3.0
Electronics	3.3
Energy – Alternate Sources	2.8
Engineering & Construction	2.8
Entertainment	1.7
Food	1.5
Forest Products & Paper	1.0
Healthcare – Products	3.5
Healthcare – Services	2.9
Holding Companies – Diversified	1.3
Home Builders	1.4

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Home Furnishings	2.3%
Housewares	0.5
Insurance	2.8
Internet	4.2
Iron/Steel	0.5
Leisure Time	1.2
Machinery – Construction & Mining	0.4
Machinery – Diversified	2.0
Media	0.5
Metal Fabricate / Hardware	1.0
Miscellaneous Manufacturing	0.4
Oil & Gas	0.5
Pharmaceuticals	4.3
REITS	1.2
Retail	6.9
Semiconductors	2.1
Software	9.1
Telecommunications	5.9
Textiles	0.4
Transportation	1.8
Money Market Fund	1.6
Repurchase Agreement	7.1
Total Investments	108.0
Liabilities in Excess of Other Assets	(8.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 26.6%

Debt Fund — 26.6%
AdvisorShares Sage Core Reserves ETF† (Cost $9,862,980)	100,000	$9,908,000

MONEY MARKET FUND — 73.4%
STIT – Government & Agency Portfolio, Institutional Class, 0.03%(a) (Cost $27,415,477)	27,415,477	27,415,477
Total Investments Before Securities Sold, Not Yet Purchased (Cost $37,278,457)		37,323,477

Securities Sold, Not Yet Purchased — (100.6)%(b)

WARRANT — (0.1)%**

Oil & Gas — (0.1)%**
Occidental Petroleum Corp., 08/03/27*	(8,342)	(56,809)

COMMON STOCKS — (100.5)%

Advertising — (0.9)%
Omnicom Group, Inc.	(5,646)	(352,141)

Aerospace/Defense — (6.0)%
Boeing Co. (The)	(1,229)	(263,080)
General Dynamics Corp.	(2,399)	(357,019)
Hexcel Corp.	(7,311)	(354,510)
Lockheed Martin Corp.	(1,050)	(372,729)
Northrop Grumman Corp.	(1,252)	(381,509)
Spirit AeroSystems Holdings, Inc., Class A	(13,163)	(514,542)
Total Aerospace/Defense		(2,243,389)

Airlines — (1.9)%
American Airlines Group, Inc.	(19,719)	(310,968)
United Airlines Holdings, Inc.*	(8,955)	(387,304)
Total Airlines		(698,272)

Auto Parts & Equipment — (0.9)%
Goodyear Tire & Rubber Co. (The)	(32,495)	(354,521)

Banks — (0.8)%
Wells Fargo & Co.	(9,650)	(291,237)

Biotechnology — (7.5)%
Biogen, Inc.*	(1,541)	(377,329)
BioMarin Pharmaceutical, Inc.*	(3,589)	(314,720)
Bluebird Bio, Inc.*	(7,523)	(325,520)
Gilead Sciences, Inc.	(5,853)	(340,996)
Incyte Corp.*	(4,340)	(377,493)
Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology (continued)
Ionis Pharmaceuticals, Inc.*	(6,640)	$(375,426)
Nektar Therapeutics*	(18,094)	(307,598)
Vertex Pharmaceuticals, Inc.*	(1,668)	(394,215)
Total Biotechnology		(2,813,297)

Chemicals — (1.9)%
International Flavors & Fragrances, Inc.	(3,258)	(354,601)
NewMarket Corp.	(890)	(354,478)
Total Chemicals		(709,079)

Coal — (1.9)%
Peabody Energy Corp.*	(287,764)	(693,511)

Commercial Services — (4.4)%
Cimpress PLC (Ireland)*	(3,972)	(348,503)
Grand Canyon Education, Inc.*	(4,426)	(412,105)
H&R Block, Inc.	(24,624)	(390,537)
Sabre Corp.	(39,722)	(477,458)
Total Commercial Services		(1,628,603)

Computers — (0.8)%
DXC Technology Co.	(11,216)	(288,812)

Distribution/Wholesale — (1.1)%
Univar Solutions, Inc.*	(21,290)	(404,723)

Diversified Financial Services — (2.0)%
Cboe Global Markets, Inc.	(3,808)	(354,601)
Credit Acceptance Corp.*	(1,110)	(384,215)
Total Diversified Financial Services		(738,816)

Electric — (3.9)%
FirstEnergy Corp.	(12,356)	(378,217)
PG&E Corp.*	(29,536)	(368,019)
Portland General Electric Co.	(7,490)	(320,347)
Vistra Corp.	(20,163)	(396,405)
Total Electric		(1,462,988)

Electronics — (1.8)%
Avnet, Inc.	(9,822)	(344,851)
FLIR Systems, Inc.	(7,586)	(332,494)
Total Electronics		(677,345)

Entertainment — (1.5)%
Cinemark Holdings, Inc.	(31,286)	(544,689)

Food — (3.9)%
Ingredion, Inc.	(4,752)	(373,840)
Kellogg Co.	(6,060)	(377,114)
Pilgrim’s Pride Corp.*	(16,993)	(333,233)
Tyson Foods, Inc., Class A	(5,697)	(367,114)
Total Food		(1,451,301)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Food Service — (1.1)%
Healthcare Services Group, Inc.	(14,866)	$(417,735)

Gas — (1.0)%
Atmos Energy Corp.	(3,917)	(373,799)

Healthcare – Products — (3.1)%
Baxter International, Inc.	(5,018)	(402,644)
Boston Scientific Corp.*	(11,191)	(402,316)
Hill-Rom Holdings, Inc.	(3,683)	(360,824)
Total Healthcare – Products		(1,165,784)

Household Products/Wares — (1.0)%
Kimberly-Clark Corp.	(2,800)	(377,524)

Insurance — (1.1)%
Markel Corp.*	(387)	(399,887)

Internet — (1.3)%
Proofpoint, Inc.*	(3,683)	(502,398)

Leisure Time — (2.1)%
Carnival Corp.	(16,685)	(361,397)
Norwegian Cruise Line Holdings Ltd.*	(17,095)	(434,726)
Total Leisure Time		(796,123)

Mining — (1.0)%
Royal Gold, Inc.	(3,500)	(372,260)

Office/Business Equipment — (0.9)%
Xerox Holdings Corp.	(13,871)	(321,669)

Oil & Gas — (10.1)%
Concho Resources, Inc.	(6,224)	(363,171)
Continental Resources, Inc.	(20,971)	(341,827)
Diamondback Energy, Inc.	(7,500)	(363,000)
Helmerich & Payne, Inc.	(16,650)	(385,614)
HollyFrontier Corp.	(14,079)	(363,942)
Marathon Oil Corp.	(48,817)	(325,609)
Occidental Petroleum Corp.	(23,354)	(404,258)
Patterson-UTI Energy, Inc.	(88,037)	(463,075)
Transocean Ltd.*	(321,606)	(742,910)
Total Oil & Gas		(3,753,406)

Oil & Gas Services — (4.2)%
Core Laboratories NV	(16,582)	(439,589)
National Oilwell Varco, Inc.*	(29,933)	(410,980)
RPC, Inc.*	(99,763)	(314,254)
Schlumberger NV	(18,304)	(399,576)
Total Oil & Gas Services		(1,564,399)
Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals — (6.1)%
Agios Pharmaceuticals, Inc.*	(11,673)	$(505,791)
Alkermes PLC*	(18,444)	(367,958)
Becton Dickinson and Co.	(1,558)	(389,843)
Neurocrine Biosciences, Inc.*	(3,801)	(364,326)
Perrigo Co., PLC	(6,913)	(309,149)
Viatris, Inc.*	(18,453)	(345,809)
Total Pharmaceuticals		(2,282,876)

Pipelines — (1.0)%
ONEOK, Inc.	(9,670)	(371,135)

Real Estate — (1.0)%
Howard Hughes Corp. (The)*	(4,631)	(365,525)

REITS — (11.7)%
Boston Properties, Inc.	(3,831)	(362,144)
CyrusOne, Inc.	(5,531)	(404,593)
Diversified Healthcare Trust	(66,525)	(274,083)
Douglas Emmett, Inc.	(11,171)	(325,970)
EPR Properties	(8,440)	(274,300)
Equity Residential	(6,620)	(392,433)
Federal Realty Investment Trust	(3,546)	(301,835)
Kilroy Realty Corp.	(6,494)	(372,756)
Macerich Co. (The)	(35,785)	(381,826)
New Residential Investment Corp.	(35,506)	(352,930)
Service Properties Trust	(29,224)	(335,784)
Simon Property Group, Inc.	(3,514)	(299,674)
Vornado Realty Trust	(7,813)	(291,737)
Total REITS		(4,370,065)

Retail — (0.8)%
Walgreens Boots Alliance, Inc.	(7,822)	(311,941)

Semiconductors — (1.0)%
Intel Corp.	(7,365)	(366,924)

Shipbuilding — (0.9)%
Huntington Ingalls Industries, Inc.	(1,867)	(318,286)

Software — (5.1)%
Blackbaud, Inc.	(6,272)	(361,017)
Citrix Systems, Inc.	(3,052)	(397,065)
Jack Henry & Associates, Inc.	(2,474)	(400,763)
Teradata Corp.*	(15,843)	(355,992)
VMware, Inc., Class A*	(2,675)	(375,196)
Total Software		(1,890,033)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — (4.0)%
AT&T, Inc.	(12,806)	$(368,301)
Cisco Systems, Inc.	(8,790)	(393,352)
Juniper Networks, Inc.	(17,283)	(389,040)
ViaSat, Inc.*	(10,967)	(358,073)
Total Telecommunications		(1,508,766)

Transportation — (0.8)%
Kirby Corp.*	(5,821)	(301,702)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(43,067,080)]		(37,541,770)

Total Investments — (0.6)% (Cost $(5,788,623))		(218,293)
Other Assets in Excess of Liabilities — 100.6%		37,549,803
Net Assets — 100.0%		$37,331,510

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.

**	Less than 0.05%.

†	Affiliated Company.

(a)	Rate shown reflects the 7-day yield as of December 31, 2020. (b) As of December 31, 2020 cash in the amount of $40,216,219 has been segregated as collateral from the broker for securities sold short.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,908,000	$—	$—	$9,908,000
Money Market Fund	27,415,477	—	—	27,415,477
Total	$37,323,477	$—	$—	$37,323,477

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(56,809)	$—	$—	$(56,809)
Common Stocks	(37,484,961)	—	—	(37,484,961)
Total	$(37,541,770)	$—	$—	$(37,541,770)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	(0.9)%
Aerospace/Defense	(6.0)
Airlines	(1.9)
Auto Parts & Equipment	(0.9)
Banks	(0.8)
Biotechnology	(7.5)
Chemicals	(1.9)
Coal	(1.9)
Commercial Services	(4.4)
Computers	(0.8)
Debt Fund	26.6
Distribution/Wholesale	(1.1)
Diversified Financial Services	(2.0)
Electric	(3.9)
Electronics	(1.8)
Entertainment	(1.5)
Food	(3.9)
Food Service	(1.1)
Gas	(1.0)
Healthcare – Products	(3.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Household Products/Wares	(1.0)%
Insurance	(1.1)
Internet	(1.3)
Leisure Time	(2.1)
Mining	(1.0)
Office/Business Equipment	(0.9)
Oil & Gas	(10.2)
Oil & Gas Services	(4.2)
Pharmaceuticals	(6.1)
Pipelines	(1.0)
Real Estate	(1.0)
REITS	(11.7)
Retail	(0.8)
Semiconductors	(1.0)
Shipbuilding	(0.9)
Software	(5.1)
Telecommunications	(4.0)
Transportation	(0.8)
Money Market Fund	73.4
Total Investments	(0.6)
Other Assets in Excess of Liabilities	100.6
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2020	Value at 12/31/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$17,212,125	$19,750,890	$(27,147,150)	$(191,765)	$283,900	100,000	$9,908,000	$127,760

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.5%

Aerospace/Defense — 4.5%
Boeing Co. (The)	4,282	$916,605
Raytheon Technologies Corp.	16,235	1,160,965
Total Aerospace/Defense		2,077,570

Agriculture — 2.3%
Philip Morris International, Inc.	13,152	1,088,854

Banks — 14.9%
Bank of America Corp.	61,715	1,870,582
Citizens Financial Group, Inc.	34,373	1,229,178
Fifth Third Bancorp	37,404	1,031,228
JPMorgan Chase & Co.	11,957	1,519,376
PNC Financial Services Group, Inc. (The)	8,389	1,249,961
Total Banks		6,900,325

Beverages — 2.2%
PepsiCo, Inc.	6,957	1,031,723

Chemicals — 4.1%
Air Products and Chemicals, Inc.	2,057	562,013
DuPont de Nemours, Inc.	19,170	1,363,179
Total Chemicals		1,925,192

Commercial Services — 1.3%
IHS Markit Ltd.	6,856	615,875

Diversified Financial Services — 4.6%
Capital One Financial Corp.	13,336	1,318,263
Intercontinental Exchange, Inc.	6,978	804,494
Total Diversified Financial Services		2,122,757

Electric — 1.2%
Ameren Corp.	7,246	565,623

Electronics — 6.2%
Flex Ltd.*	41,373	743,886
Honeywell International, Inc.	6,227	1,324,483
Vontier Corp.*	23,944	799,730
Total Electronics		2,868,099

Engineering & Construction — 1.7%
KBR, Inc.	25,707	795,118

Food — 3.8%
Mondelez International, Inc., Class A	18,515	1,082,572
US Foods Holding Corp.*	21,080	702,175
Total Food		1,784,747

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare — Products — 3.6%
Alcon, Inc. (Switzerland)*	9,436	$622,587
Medtronic PLC	8,844	1,035,986
Total Healthcare – Products		1,658,573

Healthcare — Services — 2.0%
Anthem, Inc.	2,863	919,281

Household Products / Wares — 1.2%
Reynolds Consumer Products, Inc.	18,107	543,934

Insurance — 3.3%
Prudential Financial, Inc.	10,628	829,728
Willis Towers Watson PLC	3,428	722,211
Total Insurance		1,551,939

Internet — 2.8%
Alphabet, Inc., Class A*	483	846,525
Amazon.com, Inc.*	139	452,713
Total Internet		1,299,238

Media — 3.1%
Comcast Corp., Class A	27,148	1,422,555

Miscellaneous Manufacturing — 2.1%
Parker-Hannifin Corp.	3,622	986,669

Oil & Gas — 4.3%
Chevron Corp.	11,450	966,952
EOG Resources, Inc.	11,410	569,017
Valero Energy Corp.	7,838	443,396
Total Oil & Gas		1,979,365

Pharmaceuticals — 8.9%
AstraZeneca PLC (United Kingdom)(a)(b)	13,444	672,065
Cigna Corp.	4,192	872,690
CVS Health Corp.	12,829	876,221
Roche Holding AG (Switzerland)(b)	15,483	678,775
Sanofi (France)(b)	20,888	1,014,948
Total Pharmaceuticals		4,114,699

REITS — 2.5%
American Tower Corp.	2,864	642,853
Boston Properties, Inc.	5,450	515,189
Total REITS		1,158,042

Retail — 5.6%
Dollar General Corp.	2,928	615,758
Target Corp.	4,915	867,645
TJX Cos., Inc. (The)	16,376	1,118,317
Total Retail		2,601,720
See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — 5.5%
KLA Corp.	2,304	$596,529
Lam Research Corp.	1,482	699,904
Microchip Technology, Inc.	4,462	616,247
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	5,650	616,076
Total Semiconductors		2,528,756

Telecommunications — 2.9%
Verizon Communications, Inc.	22,978	1,349,958

Transportation — 1.9%
Norfolk Southern Corp.	3,757	892,701
Total Common Stocks (Cost $36,840,544)		44,783,313

Investments	Shares	Value
COMMON STOCKS (continued)
MONEY MARKET FUND — 2.4%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(c) (Cost $1,093,908)	1,093,908	$1,093,908
Total Investments — 98.9% (Cost $37,934,452)		45,877,221
Other Assets in Excess of Liabilities — 1.1%		519,759
Net Assets — 100.0%		$46,396,980

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $658,618; the aggregate market value of the collateral held by the fund is $675,026. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $675,026.

(b)	American Depositary Receipt.

(c)	Rate shown reflects the 7-day yield as of December 31, 2020.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,783,313	$—	$—	$44,783,313
Money Market Fund	1,093,908	—	—	1,093,908
Total	$45,877,221	$—	$—	$45,877,221

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.5%
Agriculture	2.3
Banks	14.9
Beverages	2.2
Chemicals	4.1
Commercial Services	1.3
Diversified Financial Services	4.6
Electric	1.2
Electronics	6.2
Engineering & Construction	1.7
Food	3.8
Healthcare – Products	3.6
Healthcare – Services	2.0
Household Products / Wares	1.2
Insurance	3.3
Internet	2.8
Media	3.1
Miscellaneous Manufacturing	2.1
Oil & Gas	4.3
Pharmaceuticals	8.9
REITS	2.5
Retail	5.6
Semiconductors	5.5
Telecommunications	2.9
Transportation	1.9
Money Market Fund	2.4
Total Investments	98.9
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.0%

Aerospace/Defense — 4.0%
HEICO Corp.	7,146	$946,130

Auto Parts & Equipment — 4.0%
Miller Industries, Inc.	24,885	946,128

Building Materials — 3.9%
Trex Co., Inc.*(a)	11,229	940,092

Chemicals — 8.0%
Sherwin-Williams Co. (The)	1,299	954,648
Stepan Co.	7,984	952,651
Total Chemicals		1,907,299

Commercial Services — 4.0%
Moody’s Corp.	3,266	947,924

Computers — 3.9%
Check Point Software Technologies Ltd. (Israel)*	7,036	935,155

Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	8,280	954,601

Food — 4.0%
Hershey Co. (The)	6,243	950,996

Healthcare – Products — 15.9%
Abbott Laboratories	8,659	948,074
Danaher Corp.	4,271	948,760
Stryker Corp.	3,898	955,166
Thermo Fisher Scientific, Inc.	2,029	945,067
Total Healthcare – Products		3,797,067

Household Products / Wares — 3.9%
Church & Dwight Co., Inc.	10,822	944,003

Insurance — 4.0%
Aflac, Inc.	21,397	951,525

Investments	Shares	Value
COMMON STOCKS — 99.0% (continued)

Machinery – Diversified — 3.9%
Middleby Corp. (The)*	7,286	$939,311

Media — 7.8%
FactSet Research Systems, Inc.	2,835	942,638
Walt Disney Co. (The)*	5,145	932,171
Total Media		1,874,809

Packaging & Containers — 4.0%
Silgan Holdings, Inc.	25,499	945,503

Pharmaceuticals — 4.0%
Zoetis, Inc.	5,734	948,977

Retail — 3.9%
Ross Stores, Inc.	7,685	943,795

Software — 15.8%
ANSYS, Inc.*	2,570	934,966
Broadridge Financial Solutions, Inc.	6,182	947,082
Cerner Corp.	12,073	947,489
Fiserv, Inc.*	8,308	945,949
Total Software		3,775,486
Total Common Stocks (Cost $17,230,788)		23,648,801
Total Investments — 99.0% (Cost $17,230,788)		23,648,801
Other Assets in Excess of Liabilities — 1.0%		235,057
Net Assets — 100.0%		$23,883,858

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,054,202; the aggregate market value of the collateral held by the fund is $1,076,527. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,076,527.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,648,801	$—	$—	$23,648,801
Total	$23,648,801	$—	$—	$23,648,801

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.0%
Auto Parts & Equipment	4.0
Building Materials	3.9
Chemicals	8.0
Commercial Services	4.0
Computers	3.9
Diversified Financial Services	4.0
Food	4.0
Healthcare – Products	15.9
Household Products / Wares	3.9
Insurance	4.0
Machinery – Diversified	3.9
Media	7.8
Packaging & Containers	4.0
Pharmaceuticals	4.0
Retail	3.9
Software	15.8
Total Investments	99.0
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOLIOBEYOND SMART CORE BOND ETF
Schedule of Investments

December 31, 2020 (Unaudited)

	Shares/
Investments	Principal	Value
EXCHANGE TRADED FUNDS — 99.7%
Debt Fund — 99.7%
Invesco Senior Loan ETF(a)	54,539	$1,215,129
iShares 0-5 Year High Yield Corporate Bond ETF	11,322	514,472
iShares 10-20 Year Treasury Bond ETF(a)	3,676	585,293
iShares 20+ Year Treasury Bond ETF(a)	1,053	166,090
iShares 3-7 Year Treasury Bond ETF	1,519	201,997
iShares Agency Bond ETF(a)	14,924	1,784,164
iShares CMBS ETF(a)	1,392	77,019
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	45,936	1,237,975
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	1,776	104,766
Total Exchange Traded Funds (Cost $5,752,970)		5,886,905
MONEY MARKET FUND — 0.6%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.01%(b) (Cost $37,907)	37,907	37,907
REPURCHASE AGREEMENTS—40.1%(c)
BNP Paribas Securities Corp., dated 12/31/20, due 01/04/21, 0.07%, total to be received $550,102, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/28/21-11/20/50, totaling $559,534)	$550,098	550,098
Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $550,102, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 09/15/21-01/01/51, totaling $559,967)	550,098	550,098
Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.07%, total to be received $550,102, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/26/21-01/01/51, totaling $559,687)	550,098	550,098
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $163,077, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.50%, 01/31/21-01/15/56, totaling $165,952)	$163,076	$163,076
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $550,103, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $559,834)	550,098	550,098
Total Repurchase Agreements (Cost $2,363,468)		2,363,468
Total Investments — 140.4% (Cost $8,154,345)		8,288,280
Liabilities in Excess of Other Assets — (40.4%)		(2,386,105)
Net Assets — 100.0%		$5,902,175

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,710,957; the aggregate market value of the collateral held by the fund is $2,768,446. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $404,978.

(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOLIOBEYOND SMART CORE BOND ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,886,905	$—	$—	$5,886,905
Money Market Fund	37,907	—	—	37,907
Repurchase Agreements	—	2,363,468	—	2,363,468
Total	$5,924,812	$2,363,468	$—	$8,288,280

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	99.7%
Money Market Fund	0.6
Repurchase Agreements	40.1
Total Investments	140.4
Liabilities in Excess of Other Assets	(40.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES—30.2%

ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	$49,308	$49,526
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	139,799	144,397
American Credit Acceptance Receivables Trust, Class B, Series 2019-1, 3.32%, 04/12/23‡	28,001	28,034
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	136,226	136,944
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	252,518	255,251
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	208,632
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	145,000	146,234
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	299,950
Amur Equipment Finance Receivables V LLC, Class A2, Series 2018-1A, 3.24%, 12/20/23‡	64,849	65,209
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	179,428	182,435
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	216,604
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	137,361	140,912
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	195,000	201,386
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	144,638	148,796
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	120,188	120,487
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	222,729
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

BCC Funding XVII LLC, Class B, Series 2020-1, 1.46%, 09/22/25‡	$145,000	$145,781
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	217,768	222,930
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	40,951	41,613
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	229,793	228,772
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	57,405	57,750
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	175,904
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	215,686
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	168,875	171,181
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	160,635	162,058
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	146,855	150,668
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	53,806	54,134
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	3,171	3,173
CPS Auto Receivables Trust, Class C, Series 2020-A, 2.54%, 12/15/25‡	175,000	178,988
CPS Auto Receivables Trust, Class C, Series 2020-B, 3.30%, 04/15/26‡	170,000	176,827
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	218,764
Credit Acceptance Auto Loan Trust, Class A, Series 2018-1A, 3.01%, 02/16/27‡	15,034	15,047
Credit Acceptance Auto Loan Trust, Class A, Series 2019-1A, 3.33%, 02/15/28‡	280,000	285,261

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	$135,736	$136,226
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	133,702	137,226
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	247,315
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	213,979
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	225,585
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	173,586
Earnest Student Loan Program LLC, Class A2, Series 2017-A, 2.65%, 01/25/41‡	213,075	216,116
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	19,058	19,079
Exeter Automobile Receivables Trust, Class C, Series 2018-3A, 3.71%, 06/15/23‡	107,520	108,510
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	224,726
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	175,000	183,098
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	210,000	212,432
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	146,551	147,580
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	60,991	61,067
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	314,437
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	146,914
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	210,000	216,127
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	148,662
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27‡	145,000	146,425
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	$152,082	$155,001
Foursight Capital Automobile Receivables Trust, Class E, Series 2019-1, 4.30%, 09/15/25‡	130,000	135,263
FREED ABS Trust, Class A, Series 2020-3FP, 2.40%, 09/20/27‡	91,819	92,169
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	250,000	253,521
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	220,000	222,735
Genesis Private Label Amortizing Trust, Class B, Series 2020-1, 2.83%, 07/20/30‡	200,000	201,271
GLS Auto Receivables Issuer Trust, Class A, Series 2019-2A, 3.06%, 04/17/23‡	83,284	83,838
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	225,152
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	250,829
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	188,296
GLS Auto Receivables Issuer Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	235,000	244,694
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	140,759
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	55,119	55,694
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21‡	21,835	21,872
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	61,545	61,718
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	157,501	163,116
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	78,424	79,121
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	95,614	96,399

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	$158,902	$162,844
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	148,635	154,528
MVW Owner Trust, Class A, Series 2019-2A, 2.22%, 10/20/38‡	164,032	169,070
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	82,819	83,013
NextGear Floorplan Master Owner Trust, Class A2, Series 2018-1A, 3.22%, 02/15/23‡	145,000	145,485
NMEF Funding LLC, Class A, Series 2019-A, 2.73%, 08/17/26‡	59,660	60,006
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	178,057
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	81,354	82,395
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	160,013	160,496
OneMain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25‡	250,000	255,956
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	215,000	216,992
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	83,063	83,946
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	147,523	152,962
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	126,228	126,629
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	23,185	23,265
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	122,388	124,050
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	180,000	184,552
Sofi Consumer Loan Program Trust, Class A2, Series 2018-2, 3.35%, 04/26/27‡	31,650	31,740
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	$349,512	$356,089
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46‡	168,875	182,871
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	315,011
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	4,971	4,977
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	133,960	134,297
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	208,743
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	67,017	67,464
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	96,892	97,772
Upstart Securitization Trust, Class A, Series 2020-3, 1.70%, 11/20/30‡	138,627	139,387
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	305,000	309,391
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	98,516	98,553
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	205,189	207,766
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	383,688
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	145,000	145,918
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	219,438
Total Asset Backed Securities (Cost $16,035,210)		16,289,952
CORPORATE BONDS — 25.0%
Communication Services — 1.2%
Level 3 Financing, Inc., 4.63%, 09/15/27‡	60,000	62,774
Level 3 Financing, Inc., 4.25%, 07/01/28‡	85,000	87,422
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	25,000	25,662
Sprint Corp., 7.88%, 09/15/23	75,000	86,929

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Investments	Principal	Value
CORPORATE BONDS (continued)

Communication Services (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	$200,000	$217,243
T-Mobile USA, Inc., 2.05%, 02/15/28‡	85,000	88,520
TripAdvisor, Inc., 7.00%, 07/15/25‡	50,000	54,094
Total Communication Services		622,644

Consumer Discretionary — 1.7%
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	360,855
General Motors Co., 6.13%, 10/01/25	120,000	145,677
Hanesbrands, Inc., 5.38%, 05/15/25‡	115,000	121,816
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡(a)	20,000	21,440
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	190,000	207,979
VF Corp., 2.40%, 04/23/25(a)	71,000	75,781
Total Consumer Discretionary		933,548

Consumer Staples — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	115,000	116,869
Altria Group, Inc., 3.80%, 02/14/24	158,000	172,608
Conagra Brands, Inc., 4.30%, 05/01/24	125,000	139,957
Kraft Heinz Foods Co., 3.88%, 05/15/27‡	105,000	113,278
Total Consumer Staples		542,712

Energy — 0.9%
Boardwalk Pipelines LP, 4.95%, 12/15/24	150,000	167,583
Crownrock LP / Crownrock Finance, Inc., 5.63%, 10/15/25‡	60,000	61,386
EQM Midstream Partners LP, 6.00%, 07/01/25‡(a)	15,000	16,444
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	22,549
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	100,000	105,274
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	90,278
Total Energy		463,514

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials — 9.6%
Ares Capital Corp., 3.50%, 02/10/23	$195,000	$205,559
Athene Global Funding, 2.45%, 08/20/27‡	145,000	150,486
Bank of America Corp., 1.21%, (3-Month USD LIBOR + 1.00%), 04/24/23@	285,000	287,994
Bank of America Corp., 0.99%, (3-Month USD LIBOR + 0.77%), 02/05/26@	153,000	153,998
Bank of New York Mellon Corp. (The), Series E, 3.66%, (3-Month USD LIBOR + 3.42%)#@	360,000	360,404
Capital One Financial Corp., 3.75%, 07/28/26	190,000	215,711
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	95,000	100,462
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	44,000	49,115
Citadel LP, 4.88%, 01/15/27‡	75,000	81,857
Citigroup, Inc., 1.17%, (3-Month USD LIBOR + 0.96%), 04/25/22@	215,000	216,956
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	332,693
Goldman Sachs Group, Inc. (The), 1.82%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	175,874
Goldman Sachs Group, Inc. (The), 1.97%, (3-Month USD LIBOR + 1.75%), 10/28/27@	170,000	178,799
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	140,000	148,574
JPMorgan Chase & Co., Series Z, 4.01%, (3-Month USD LIBOR + 3.80%)#@	430,000	428,678
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), 08/01/69@	182,000	188,142
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	105,000	103,425
Lincoln National Corp., 2.26%, (3-Month USD LIBOR + 2.04%), 04/20/67@	60,000	45,000
Morgan Stanley, 1.61%, (3-Month USD LIBOR + 1.40%), 10/24/23@	445,000	453,569

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Morgan Stanley, Series F, 3.88%, 04/29/24	$275,000	$304,794
Navient Corp., 5.88%, 10/25/24	110,000	117,150
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	84,000	90,136
Santander Holdings USA, Inc., 3.70%, 03/28/22	205,000	211,733
Santander Holdings USA, Inc., Series FXD, 3.50%, 06/07/24	240,000	259,399
Wells Fargo & Co., 1.65%, (SOFR + 1.60%), 06/02/24@	120,000	123,375
Wells Fargo & Co., 4.10%, 06/03/26	140,000	160,618
Total Financials		5,144,501

Health Care — 1.6%
HCA, Inc., 5.38%, 02/01/25	130,000	146,382
Mylan NV, 3.95%, 06/15/26	215,000	246,164
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	220,156
Royalty Pharma PLC, 1.20%, 09/02/25‡	23,000	23,411
Royalty Pharma PLC, 1.75%, 09/02/27‡	123,000	126,718
Tenet Healthcare Corp., 7.50%, 04/01/25‡	10,000	10,939
Tenet Healthcare Corp., 4.88%, 01/01/26‡	105,000	109,972
Total Health Care		883,742

Industrials — 3.1%
Ashtead Capital, Inc. (United Kingdom), 5.25%, 08/01/26‡	200,000	212,250
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	200,000	211,750
Aviation Capital Group LLC, 3.88%, 05/01/23‡	146,000	152,227
Boeing Co. (The), 2.35%, 10/30/21	60,000	60,807
Boeing Co. (The), 4.88%, 05/01/25	45,000	51,336
Boeing Co. (The), 5.04%, 05/01/27	67,000	78,433
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	307,360
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	175,000	163,013
Howmet Aerospace, Inc., 6.88%, 05/01/25(a)	105,000	122,981
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	115,000	121,457
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60@	190,000	202,495
Total Industrials		1,684,109

Investments	Principal	Value
CORPORATE BONDS (continued)

Information Technology — 2.4%
Broadcom, Inc., 3.15%, 11/15/25	$145,000	$158,510
Dell International LLC / EMC Corp., 4.00%, 07/15/24‡	145,000	160,037
Flex Ltd., 3.75%, 02/01/26	116,000	129,872
Hewlett Packard Enterprise Co., 2.25%, 04/01/23	180,000	186,618
HP, Inc., 2.20%, 06/17/25(a)	53,000	56,172
HP, Inc., 3.00%, 06/17/27	95,000	104,975
Leidos, Inc., 3.63%, 05/15/25‡	119,000	133,201
Microchip Technology, Inc., 2.67%, 09/01/23‡	150,000	156,980
VMware, Inc., 4.50%, 05/15/25	145,000	166,113
Xerox Holdings Corp., 5.00%, 08/15/25‡	60,000	63,931
Total Information Technology		1,316,409

Materials — 0.7%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	200,000	209,250
Nutrition & Biosciences, Inc., 1.23%, 10/01/25‡	73,000	73,825
Nutrition & Biosciences, Inc., 1.83%, 10/15/27‡	78,000	80,442
Total Materials		363,517

Real Estate — 0.6%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	55,000	62,017
iStar, Inc., 4.25%, 08/01/25	70,000	69,300
Service Properties Trust, 4.65%, 03/15/24	195,000	193,415
Total Real Estate		324,732

Utilities — 2.2%
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25(a)	41,000	41,526
Avangrid, Inc., 3.20%, 04/15/25	93,000	101,911
DPL, Inc., 4.35%, 04/15/29	135,000	151,630
Exelon Corp., 3.50%, 06/01/22	212,000	220,564
NRG Energy, Inc., 3.75%, 06/15/24‡	140,000	153,415
Pacific Gas and Electric Co., 1.60%, (3-Month USD LIBOR + 1.38%), 11/15/21@	146,000	146,099
Terraform Power Operating LLC, 5.00%, 01/31/28‡	100,000	112,553
Vistra Operations Co. LLC, 3.55%, 07/15/24‡	235,000	254,643
Total Utilities		1,182,341
Total Corporate Bonds (Cost $12,871,256)		13,461,769

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 24.0%

Commercial Mortgage Backed Securities — 3.5%
BX Trust, Class B, Series 2018-GW, 1.18%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	$700,000	$685,502
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	109,754	112,096
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	148,939
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	258,110	259,349
GS Mortgage Securities Corp. Trust, Class A, Series 2020-TWN3, 2.16%, (1-Month USD LIBOR + 2.00%), 11/15/37@‡	175,000	176,065
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	196,376
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	93,550	95,353
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	78,365	78,753
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	13,961	13,985
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	119,850	121,737
Total Commercial Mortgage Backed Securities		1,888,155

Residential Mortgage Backed Securities — 20.5%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	177,984	178,672
Angel Oak Mortgage Trust, Class A1, Series 2019-3, 2.93%, 05/25/59@‡*	96,249	97,802
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	35,581	36,354
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	77,090	79,034
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 1.93%, 05/25/50@‡*	108,877	109,163

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	$219,804	$226,881
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	162,893	168,317
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	100,518	104,509
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	112,038	116,324
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	226,216	232,167
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	84,152	85,640
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	203,409	215,966
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	93,819	96,993
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	119,020	121,697
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	134,155	142,188
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	97,088	98,361
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 2.92%, 04/25/43@‡*	78,046	79,922
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.78%, 04/25/44@‡*	239,302	246,354
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.93%, 09/25/34@*	6,911	6,932
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 2.72%, 01/25/34@*	62,110	62,959

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	$71,321	$71,437
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	22,767	23,031
Deephaven Residential Mortgage Trust, Class A1, Series 2018-2A, 3.48%, 04/25/58@‡*	93,567	95,613
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	228,731	231,389
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	72,361	74,101
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	123,521	125,594
Firstkey Homes Trust, Class B, Series 2020-SFR2, 1.57%, 10/19/37‡	175,000	174,256
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	242,464	246,465
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	46,650	47,606
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	242,141	246,876
GCAT LLC, Class A1, Series 2019-NQM1, 2.99%, 02/25/59‡	376,656	385,053
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	99,308	103,964
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	161,772	163,027
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	309,195	312,838
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	109,207	111,410
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.35%, 06/25/29@‡*	316,602	322,127
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	158,227	162,219
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.07%, 08/25/34@*	66,390	68,539
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.93%, 04/25/35@*	$211,907	$209,925
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.55%, 05/25/45@‡*	198,715	205,977
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	319,278
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	152,880	158,944
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	107,015	115,548
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	68,642	70,498
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM1, 3.67%, 01/25/49@‡*	40,809	41,110
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	88,451	94,676
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	161,573	173,839
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	364,414	389,961
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	253,324	271,063
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	134,773	140,996
OBX Trust, Class 1A8, Series 2019-EXP3, 3.50%, 10/25/59@‡*	108,015	111,404
PRPM LLC, Class A1, Series 2020-1A, 2.98%, 02/25/25‡	138,493	139,010
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	137,829	141,823
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 02/25/24@‡*	211,047	215,538
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	138,010	139,138

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	$122,714	$124,619
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	161,058	163,659
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.11%, 02/25/34	298,615	304,613
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.67%, 11/25/33@*	130,135	125,295
Towd Point HE Trust, Class A1, Series 2019-HE1, 1.05%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	166,178	166,126
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	259,359
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	98,468	99,845
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	29,972	30,127
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	42,579	42,904
Verus Securitization Trust, Class B1, Series 2018-2, 4.43%, 06/01/58@‡*	180,000	188,537
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	77,120	79,291
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59@‡*	318,188	321,042
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	165,882	167,813
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	260,050	265,219
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.10%, 06/25/33@*	73,792	75,342
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.08%, 07/25/34@*	$30,297	$30,112
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.99%, 07/25/34@*	83,158	82,419
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.28%, 10/25/34@*	117,367	116,439
Total Residential Mortgage Backed Securities		11,053,269
Total Mortgage Backed Securities (Cost $12,803,639)		12,941,424

FOREIGN BONDS — 6.0%

Consumer Staples — 0.4%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	200,000	207,880

Energy — 0.4%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	153,255
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	50,000	55,910
Total Energy		209,165

Financials — 0.9%
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	159,001
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	259,355
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/24	57,000	61,107
Total Financials		479,463

Industrials — 1.0%
Avolon Holdings Funding Ltd. (Ireland), 3.95%, 07/01/24‡	159,000	168,064
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	268,063	253,733
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	90,000	92,419
Total Industrials		514,216

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Information Technology — 0.7%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	$140,000	$145,841
Tencent Holdings Ltd. (China), 2.99%, 01/19/23‡	200,000	208,247
Total Information Technology		354,088

Materials — 0.7%
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	150,000	154,488
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	200,000	209,875
Total Materials		364,363

Oil & Gas — 0.3%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	187,312

Sovereign Government — 1.6%
Indonesia Government
International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	230,148
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	220,842
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	229,484
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	185,000	206,844
Total Sovereign Government		887,318
Total Foreign Bonds (Cost $3,088,557)		3,203,805

U.S. TREASURY NOTES — 5.7%
U.S. Treasury Note, 2.25%, 03/31/21	185,000	185,930
U.S. Treasury Note, 1.13%, 08/31/21	110,000	110,755
U.S. Treasury Note, 0.13%, 05/31/22	1,805,000	1,805,494
U.S. Treasury Note, 0.38%, 09/30/27	730,000	718,936
U.S. Treasury Note, 2.63%, 02/15/29	235,000	269,809
Total U.S. Treasury Notes (Cost $3,072,583)		3,090,924

TERM LOANS — 5.1%

Aerospace — 0.5%
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	109,574
Investments	Principal	Value
TERM LOANS (continued)

Aerospace (continued)
TransDigm, Inc., 2.40%, (1-Month USD LIBOR + 2.25%), 08/22/24@	$164,109	$161,323
Total Aerospace		270,897

Chemicals — 0.4%
Ineos US Finance LLC, 2.15%, (1-Month USD LIBOR + 2.00%), 04/01/24@	241,373	239,178

Consumer Durables — 0.2%
Weber-Stephen Products LLC, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27@	85,000	85,223
Financials — 0.6%
Avolon TLB Borrower 1 US LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 12/1/27@	55,000	55,112
Delos Finance S.a.r.l., 2.00%, (3-Month USD LIBOR + 1.75%), 10/06/23@	153,300	153,364
Refinitiv US Holdings, Inc., 3.40%, (1-Month USD LIBOR + 3.25%), 10/01/25@	119,391	119,366
Total Financials		327,842

Food/Tobacco — 0.4%
Aramark Servies, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	200,541

Gaming/Leisure — 0.1%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24@	29,887	30,065
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,510	48,875
Total Gaming/Leisure		78,940

Health Care — 0.8%
Elanco Animal Health, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 08/01/27@	74,458	73,907
Jaguar Holding II Co., 3.50%, (1-Month USD LIBOR + 2.50%), 08/18/22@	114,395	114,488
Valeant Pharmaceuticals International, Inc., 3.15%, (1-Month USD LIBOR + 3.00%), 06/02/25@	238,535	237,977
Total Health Care		426,372

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Housing — 0.1%
Summit Materials LLC, 2.15%, (1-Month USD LIBOR + 2.00%), 11/21/24@	$69,820	$69,558

Information Technology — 0.1%
SS&C Technologies, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 04/16/25@	59,530	58,984

Manufacturing — 0.2%
Gardner Denver, Inc., 2.90%, (1-Month USD LIBOR + 2.75%), 03/01/27@	4,975	5,005
Ingersoll-Rand Services Co., 1.90%, (1-Month USD LIBOR + 1.75%), 03/01/27@	59,550	58,843
NCR Corp., 2.65%, (1-Month USD LIBOR + 2.50%), 08/28/26@	74,735	73,832
Total Manufacturing		137,680

Media/Telecom – Broadcasting — 0.2%
Nexstar Media Group, Inc., 2.90%, (1-Month USD LIBOR + 2.75%), 09/18/26@	90,588	90,181

Media/Telecom – Cable/Wireless Video — 0.6%
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.41%, (1-Month USD LIBOR + 2.25%), 07/17/25@	183,563	181,268
Virgin Media Bristol LLC, 2.66%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	143,886
Total Media/Telecom – Cable/Wireless Video		325,154

Media/Telecom – Diversified Media — 0.4%
Clear Channel, 3.71%, (3-Month USD LIBOR + 3.50%), 08/21/26@	108,625	104,852
Newco Financing Partnership, 01/31/29(b)	50,000	50,231
Investments	Principal/Shares	Value
TERM LOANS (continued)

Media/Telecom – Diversified Media (continued)
Newco Financing Partnership, 01/31/29(b)	$50,000	$50,231
Total Media/Telecom – Diversified Media		205,314

Media/Telecom – Telecommunications – 0.1%
CenturyLink, Inc., 2.40%, (1-Month USD LIBOR + 2.25%), 03/15/27@	64,325	63,746

Utility – 0.4%
Astoria Energy LLC, 12/10/27(b)	10,000	9,956
Calpine Corp., 2.62%, (1-Month USD LIBOR + 2.50%), 12/16/27@	183,475	182,512
Total Utility		192,468
Total Term Loans (Cost $2,773,839)		2,772,078
FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.6%
Federal National Mortgage Association, 3.50%, 07/01/49 (Cost $297,802)	290,406	306,880

EXCHANGE TRADED FUND — 0.5%

Debt Fund – 0.5%
iShares iBoxx High Yield Corporate Bond ETF(a) (Cost $285,022)	3,314	289,312

MONEY MARKET FUND — 3.2%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 0.03%(c) (Cost $1,708,369)	1,708,369	1,708,369

REPURCHASE AGREEMENTS — 0.7%(d)
Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $152,375, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 09/15/21-01/01/51, totaling $155,109)	$152,375	152,375

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $254,425)	$250,000	$250,000
Total Repurchase Agreements (Cost$402,375)		402,375
Total Investments — 101.0% (Cost $53,338,652)		54,466,888
Liabilities in Excess of Other Assets — (1.0%)		(569,815)
Net Assets — 100.0%		$53,897,073

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $579,535; the aggregate market value of the collateral held by the fund is $597,548. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $195,173.
(b)	This loan will settle after December 31, 2020 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of December 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$16,289,952	$—	$16,289,952
Corporate Bonds	—	13,461,769	—	13,461,769
Mortgage Backed Securities	—	12,941,424	—	12,941,424
Foreign Bonds	—	3,203,805	—	3,203,805
U.S. Treasury Notes	—	3,090,924	—	3,090,924
Term Loans	—	2,772,078	—	2,772,078
Federal Home Loan Mortgage Corporation	—	306,880	—	306,880
Exchange Traded Fund	289,312	—	—	289,312
Money Market Fund	1,708,369	—	—	1,708,369
Repurchase Agreements	—	402,375	—	402,375
Total	$1,997,681	$52,469,207	$—	$54,466,888

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace	0.5%
Asset Backed Securities	30.2
Chemicals	0.4
Commercial Mortgage Backed Securities	3.5
Communication Services	1.2
Consumer Discretionary	1.7
Consumer Durables	0.2
Consumer Staples	1.4
Debt Fund	0.5
Energy	1.3
Federal Home Loan Mortgage Corporation	0.6
Financials	11.1
Food/Tobacco	0.4
Gaming/Leisure	0.1
Health Care	2.4
Housing	0.1
Industrials	4.1
Information Technology	3.2
Manufacturing	0.2
Materials	1.4
Media/Telecom – Broadcasting	0.2
Media/Telecom – Cable/Wireless Video	0.6
Media/Telecom – Diversified Media	0.4
Media/Telecom – Telecommunications	0.1
Oil & Gas	0.3
Real Estate	0.6
Residential Mortgage Backed Securities	20.5
Sovereign Government	1.6
U.S. Treasury Notes	5.7
Utilities	2.2
Utility	0.4
Money Market	3.2
Repurchase Agreements	0.7
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 45.9%

Agriculture — 8.8%
Village Farms International, Inc. (Canada)*(a)	1,373,341	$13,925,678

Biotechnology — 2.1%
Arena Pharmaceuticals, Inc.*	39,130	3,006,358
Intec Pharma Ltd. (Israel)*	82,761	285,525
Total Biotechnology		3,291,883

Distributors — 1.6%
Greenlane Holdings, Inc., Class A*†	654,150	2,590,434

Investment Companies — 1.4%
Andina Acquisition Corp III (Colombia)*	79,323	845,583
Canopy Rivers, Inc. (Canada)*	1,575,665	1,447,039
Total Investment Companies		2,292,622

Pharmaceuticals — 18.2%
Aleafia Health, Inc. (Canada)*(a)	3,757,951	1,386,371
Aphria, Inc. (Canada)*(a)	768,565	5,318,470
Aurora Cannabis, Inc. (Canada)*(a)	16,994	141,220
Canopy Growth Corp. (Canada)*(a)	177,425	4,371,752
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	348,769	761,050
cbdMD, Inc.*(a)	800,293	2,360,864
Charlottes Web Holdings, Inc.*(a)	458,850	1,509,091
Corbus Pharmaceuticals Holdings, Inc.*	271,873	339,841
Cronos Group, Inc. (Canada)*(a)	29,840	207,090
Emerald Health Therapeutics, Inc. (Canada)*	1,941,263	304,751
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	800,206	147,605
GW Pharmaceuticals PLC (United Kingdom)*(a)(b)	66,317	7,653,645
HEXO Corp. (Canada)*	56,458	207,765
Khiron Life Sciences Corp. (Canada)*(a)	778,257	229,079
MediPharm Labs Corp. (Canada)*(a)	670,008	278,732
Neptune Wellness Solutions, Inc. (Canada)*(a)	414,903	647,249
Organigram Holdings, Inc. (Canada)*(a)	298,284	395,683
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	1,177,460	143,255
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Tilray, Inc., Class 2 (Canada)*(a)	17,668	$145,938
Valens Co., Inc. (The) (Canada)*(a)	803,883	1,041,136
WeedMD, Inc. (Canada)*	841,621	161,850
Zynerba Pharmaceuticals, Inc.*(a)	303,204	1,000,573
Total Pharmaceuticals		28,753,010

REITS — 7.4%
Innovative Industrial Properties, Inc.	61,077	11,185,031
Power REIT*	22,450	599,639
Total REITS		11,784,670

Specialty Retail — 6.4%
GrowGeneration Corp.*(a)	252,707	10,163,875

Total Common Stocks
(Cost $68,046,415)		72,802,172

RIGHT — 0.0%**

REITS — 0.0%**

Power REIT, expires 01/29/21* (Cost $0)	22,414	4,707

MONEY MARKET FUND — 33.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $53,651,091)	53,651,091	53,651,091

REPURCHASE AGREEMENTS — 11.3%(d)
Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $4,184,379, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 09/15/21-01/01/51, totaling $4,259,416)	$4,184,346	4,184,346
Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.07%, total to be received $4,184,379, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/26/21-01/01/51, totaling $4,257,288)	4,184,346	4,184,346

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Deutsche Bank Securities, Inc., dated 12/31/20, due 01/04/21, 0.06%, total to be received $4,184,374, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/15/21-01/01/51, totaling $4,258,665)	$4,184,346	$4,184,346
Nomura Securities International, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $1,240,433, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.50%, 01/31/21-01/15/56, totaling $1,262,296)	1,240,423	1,240,423
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $4,184,383, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $4,258,403)	4,184,346	4,184,346
Total Repurchase Agreements
(Cost $17,977,807)		17,977,807
Total Investments — 91.0%
(Cost $139,675,313)		144,435,777
Other Assets in Excess of Liabilities — 9.0%		14,362,921
Net Assets — 100.0%		$158,798,698

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $28,928,621; the aggregate market value of the collateral held by the fund is $31,890,974. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,913,167.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of December 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$72,802,172	$—	$—	$72,802,172
Right	—	4,707	—	4,707
Money Market Fund	53,651,091	—	—	53,651,091
Repurchase Agreements	—	17,977,807	—	17,977,807
Total	$126,453,263	$17,982,514	$—	$144,435,777

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(54,132)	$—	$(54,132)
Total	$—	$(54,132)	$—	$(54,132)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.8%
Biotechnology	2.1
Distributors	1.6
Investment Companies	1.4
Pharmaceuticals	18.2
REITS	7.4
Specialty Retail	6.4
Money Market Fund	33.8
Repurchase Agreements	11.3
Total Investments	91.0
Other Assets in Excess of Liabilities	9.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2020:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Acerage Holdings FX SUB VOT CL E ORD	325,390	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	$1,009,455	$1,008,709	$(746)
Ayr Strategies ORD	332,880	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	7,921,587	7,915,853	(5,734)
Columbia Care ORD	1,270,282	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	7,690,052	7,685,206	(4,846)
Cresco Labs ORD	719,523	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	7,104,009	7,098,094	(5,915)
Curaleaf Holdings SUB VOT ORD	1,150,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	13,776,566	13,767,455	(9,111)
Green Thumb Industries SUB VOT ORD	570,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	13,975,089	13,965,000	(10,089)
Harvest Health And Recreation ORD	3,050,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	6,592,782	6,588,000	(4,782)
Ianthus ORD	464,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	91,707	91,640	(67)
Terrascend ORD	633,732	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	6,374,714	6,369,007	(5,707)
Trulieve Cannabis ORD	322,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	10,188,775	10,181,640	(7,135)
Net Unrealized Depreciation							$(54,132)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2020, cash in the amount of $25,760,000 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2020	Value at 12/31/2020	Dividend Income
Greenlane Holdings, Inc., Class A	$1,148,851	$1,142,976	$—	$—	$298,607	654,150	$2,590,434	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS — 15.2%
Biotechnology — 0.7%
Arena Pharmaceuticals, Inc.*	19,122	$1,469,143
Distributors — 0.9%
Greenlane Holdings, Inc., Class A*(a)	502,374	1,989,401
Life Sciences Tools & Services — 2.5%
PerkinElmer, Inc.	38,917	5,584,590
Pharmaceuticals — 2.1%
cbdMD, Inc.*(a)	639,432	1,886,324
Charlottes Web Holdings, Inc.*(a)	608,010	1,999,656
Zynerba Pharmaceuticals, Inc.*(a)	306,841	1,012,575
Total Pharmaceuticals		4,898,555
REITS — 5.3%
Innovative Industrial Properties, Inc.	51,524	9,435,590
Power REIT*(a)	89,401	2,387,901
Total REITS		11,823,491
Specialty Retail — 3.7%
GrowGeneration Corp.*(a)	204,491	8,224,628
Total Common Stocks (Cost $27,466,247)		33,989,808
RIGHT — 0.0%**
REITS — 0.0%**
Power REIT, expires 1/29/21* (Cost $0)	88,951	18,680
MONEY MARKET FUND — 54.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $122,368,193)	122,368,193	122,368,193
REPURCHASE AGREEMENTS — 0.4%(c)
Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.07%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 09/15/21-01/01/51, totaling $253,467)	$249,000	249,000

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.07%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/26/21-01/01/51, totaling $253,341)	$249,000	$249,000
Deutsche Bank Securities, Inc., dated 12/31/20, due 01/04/21, 0.06%, total to be received $129,517, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/15/21-01/01/51, totaling $131,816)	129,516	129,516
RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.08%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 01/05/21-12/20/50, totaling $253,407)	249,000	249,000
Total Repurchase Agreements (Cost $876,516)		876,516
Total Investments — 70.4%
(Cost $150,710,956)		157,253,197
Other Assets in Excess of Liabilities — 29.6%		66,078,558
Net Assets — 100.0%		$223,331,755

REITS — Real Estate Investment Trusts

*	Non-income producing security.

**	Less than 0.05%.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,872,127; the aggregate market value of the collateral held by the fund is $4,124,096. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,247,580.

(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,989,808	$—	$—	$33,989,808
Right	—	18,680	—	18,680
Money Market Fund	122,368,193	—	—	122,368,193
Repurchase Agreements	—	876,516	—	876,516
Swap†	—	9,433	—	9,433
Total	$156,358,001	$904,629	$—	$157,262,630

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(112,338)	$—	$(112,338)
Total	$—	$(112,338)	$—	$(112,338)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	0.7%
Distributors	0.9
Life Sciences Tools & Services	2.5
Pharmaceuticals	2.1
REITS	5.3
Specialty Retail	3.7
Money Market Fund	54.8
Repurchase Agreements	0.4
Total Investments	70.4
Other Assets in Excess of Liabilities	29.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2020:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	5,785,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	$5,268,499	$5,264,350	$(4,149)
Acreage Holdings FX SUB VOT CL E ORD	743,123	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	2,305,400	2,303,681	(1,719)
AYR Strategies ORD	453,878	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	10,800,309	10,793,173	(7,136)
C21 Investments ORD	3,580,581	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	5,050,262	5,048,619	(1,643)
Columbia Care ORD	1,795,491	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	10,869,780	10,862,721	(7,059)
Cresco Labs ORD	2,265,640	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	22,367,207	22,350,539	(16,668)
Curaleaf Holdings SUB VOT ORD	1,935,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	23,179,465	23,165,239	(14,226)
Green Thumb Industries SUB VOT ORD	992,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	24,320,420	24,304,000	(16,420)
Harvest Health And Recreation ORD	4,733,963	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	10,232,524	10,225,360	(7,164)
Indus Holdings SUB VOT ORD	1,568,631	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	1,789,441	1,788,239	(1,202)
Jushi Holdings CL B SUB VOT ORD	1,755,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	10,290,560	10,284,300	(6,260)
Planet 13 Holdings ORD	1,692,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	9,457,307	9,466,740	9,433
Terrascend ORD	1,609,999	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	16,190,949	16,180,490	(10,459)
Trulieve Cannabis ORD	705,379	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	22,320,243	22,304,084	(16,159)
Vext Science ORD	1,050,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	809,580	809,340	(240)
Vireo Health International ORD	1,690,230	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	2,502,530	2,500,696	(1,834)
Net Unrealized Depreciation							$(102,905)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2020, cash in the amount of $53,520,000 has been segregated as collateral from the broker for Swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.7%

Commodity Fund — 5.9%
SPDR Gold Shares*	533	$95,066

Equity Fund — 92.8%
Invesco Nasdaq Internet ETF*	1,131	258,094
Invesco QQQ Trust Series 1	1,872	587,321
iShares Russell 2000 Growth ETF	728	208,718
Technology Select Sector SPDR Fund	3,484	452,990
Total Equity Fund		1,507,123
Total Exchange Traded Funds (Cost $1,602,451)		1,602,189

MONEY MARKET FUND — 0.5%
Fidelity Investments Money Market Government Portfolio — Class I, 0.01%(a) (Cost $8,716)	8,716	8,716
Total Investments — 99.2% (Cost $1,611,167)		1,610,905
Other Assets in Excess of Liabilities — 0.8%		13,792
Net Assets — 100.0%		$1,624,697

ETF — Exchange Traded Fund

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of December 31, 2020.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,602,189	$—	$—	$1,602,189
Money Market Fund	8,716	—	—	8,716
Total	$1,610,905	$—	$—	$1,610,905

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net
Assets
Commodity Fund	5.9%
Equity Fund	92.8
Money Market Fund	0.5
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES Q PORTFOLIO BLENDED ALLOCATION ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.4%

Commodity Fund — 12.3%
SPDR Gold Shares*	1,118	$199,407

Debt Fund — 34.9%
iShares 20+ Year Treasury Bond ETF	2,353	371,139
Vanguard Extended Duration Treasury ETF	1,300	197,990
Total Debt Fund		569,129

Equity Fund — 50.2%
Invesco Nasdaq Internet ETF*	650	148,330
Invesco QQQ Trust Series 1	1,079	338,525
iShares Russell 2000 Growth ETF	247	70,815
Technology Select Sector SPDR Fund	2,002	260,300
Total Equity Fund		817,970
Total Exchange Traded Funds (Cost $1,584,120)		1,586,506

MONEY MARKET FUND — 1.0%
Fidelity Investments Money Market Government Portfolio — Class I, 0.01%(a) (Cost $16,378) 16,378	16,378	16,378
Total Investments — 98.4% (Cost $1,600,498)		1,602,884
Other Assets in Excess of Liabilities —1.6%		26,099
Net Assets — 100.0%		$1,628,983

ETF — Exchange Traded Fund

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of December 31, 2020.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level1	Level 2	Level 3	Total
Exchange Traded Funds	$1,586,506	$—	$—	$1,586,506
Money Market Fund	16,378	—	—	16,378
Total	$1,602,884	$—	$—	$1,602,884

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net
Assets
Commodity Fund	12.3%
Debt Fund	34.9
Equity Fund	50.2
Money Market Fund	1.0
Total Investments	98.4
Other Assets in Excess of Liabilities	1.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investment	Shares	Value
EXCHANGE TRADED FUND—49.9%

Debt Fund — 49.9%
AdvisorShares Sage Core Reserves ETF† (Cost $29,828,999)	300,000	$29,724,000

MONEY MARKET FUNDS — 188.8%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.01%(a)	112,086,867	112,086,867
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	449,786	449,786
Total Money Market Funds (Cost $112,536,653)		112,536,653
Total Investments Before Securities Sold, Not Yet Purchased (Cost $142,365,652)		142,260,653

Securities Sold, Not Yet Purchased — (103.2)%(b)

COMMON STOCKS — (103.2)%

Advertising — (2.1)%
Omnicom Group, Inc.	(20,000)	(1,247,400)

Apparel — (2.7)%
Hanesbrands, Inc.	(110,000)	(1,603,800)

Auto Parts & Equipment — (1.3)%
BorgWarner, Inc.	(20,000)	(772,800)

Banks — (4.1)%
Citigroup, Inc.	(25,000)	(1,541,500)
Wells Fargo & Co.	(29,069)	(877,303)
Total Banks		(2,418,803)

Chemicals — (2.2)%
International Flavors & Fragrances, Inc.	(12,000)	(1,306,080)

Commercial Services — (1.3)%
Rollins, Inc.	(20,000)	(781,400)

Computers — (4.7)%
Fortinet, Inc.*	(10,000)	(1,485,300)
Ping Identity Holding Corp.*	(45,000)	(1,288,800)
Total Computers		(2,774,100)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — (5.2)%
Credit Acceptance Corp.*	(5,000)	$(1,730,700)
LexinFintech Holdings Ltd. (China)*(c)	(200,000)	(1,340,000)
Total Diversified Financial Services		(3,070,700)

Electric — (3.5)%
Alliant Energy Corp.	(20,000)	(1,030,600)
FirstEnergy Corp.	(35,000)	(1,071,350)
Total Electric		(2,101,950)

Electronics — (3.5)%
Plexus Corp.*	(15,000)	(1,173,150)
Vicor Corp.*	(10,000)	(922,200)
Total Electronics		(2,095,350)

Engineering & Construction — (2.5)%
Dycom Industries, Inc.*	(20,000)	(1,510,400)

Food — (1.6)%
Kellogg Co.	(15,000)	(933,450)

Healthcare - Services — (2.3)%
Teladoc Health, Inc.*	(7,000)	(1,399,720)

Home Builders — (1.7)%
D.R. Horton, Inc.	(15,000)	(1,033,800)

Home Furnishings — (4.1)%
Whirlpool Corp.	(13,700)	(2,472,713)

Insurance — (2.4)%
eHealth, Inc.*	(20,000)	(1,412,200)

Internet — (2.9)%
Momo, Inc. (China)(c)	(50,000)	(698,000)
NortonLifeLock, Inc.	(50,000)	(1,039,000)
Total Internet		(1,737,000)

Iron / Steel — (2.1)%
Commercial Metals Co.	(60,000)	(1,232,400)

Oil & Gas — (2.0)%
Cabot Oil & Gas Corp.	(75,000)	(1,221,000)

Pharmaceuticals — (1.5)%
Prestige Consumer Healthcare, Inc.*	(25,000)	(871,750)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

REITS — (3.2)%
Digital Realty Trust, Inc.	(7,000)	$(976,570)
Realty Income Corp.	(15,000)	(932,550)
Total REITS		(1,909,120)

Retail — (9.4)%
Domino’s Pizza, Inc.	(3,000)	(1,150,380)
FirstCash, Inc.	(40,000)	(2,801,600)
Ollie’s Bargain Outlet Holdings, Inc.*	(20,000)	(1,635,400)
Total Retail		(5,587,380)

Software — (25.5)%
Akamai Technologies, Inc.*	(15,000)	(1,574,850)
Alteryx, Inc., Class A*	(10,056)	(1,224,720)
Arco Platform Ltd., Class A (Brazil)*	(44,000)	(1,561,560)
Blackbaud, Inc.	(32,398)	(1,864,829)
Citrix Systems, Inc.	(14,000)	(1,821,400)
CSG Systems International, Inc.	(35,000)	(1,577,450)
Everbridge, Inc.*	(12,000)	(1,788,840)
SAP SE (Germany)(c)	(10,000)	(1,303,900)
Teradata Corp.*	(50,000)	(1,123,500)
Veeva Systems, Inc., Class A*	(5,000)	(1,361,250)
Total Software		(15,202,299)

Telecommunications — (9.8)%
AudioCodes Ltd. (Israel)	(25,000)	(688,750)
Ciena Corp.*	(25,000)	(1,321,250)
Juniper Networks, Inc.	(25,000)	(562,750)
Plantronics, Inc.	(50,000)	(1,351,500)
Telephone and Data Systems, Inc.	(50,000)	(928,500)
ViaSat, Inc.*	(30,000)	(979,500)
Total Telecommunications		(5,832,250)

Transportation — (1.6)%
Werner Enterprises, Inc.	(25,000)	(980,500)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(58,326,226)]		(61,508,365)
Total Investments — 135.5% (Cost $84,039,426)		80,752,288
Liabilities in Excess of Other Assets — (35.5%)		(21,161,323)
Net Assets — 100.0%		$59,590,965

ETF — Exchange Traded Fund

REITS — Real Estate Investment Trusts

*	Non-income producing security.

†	Affiliated Company.

(a)	Rate shown reflects the 7-day yield as of December 31, 2020.

(b)	As of December 31, 2020 cash in the amount of $7,856,520 has been segregated as collateral from the broker for securities sold short.

(c)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$29,724,000	$—	$—	$29,724,000
Money Market Funds	112,536,653	—	—	112,536,653
Total	$142,260,653	$—	$—	$142,260,653

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(61,508,365)	$—	$—	$(61,508,365)
Total	$(61,508,365)	$—	$—	$(61,508,365)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	(2.1)%
Apparel	(2.7)
Auto Parts & Equipment	(1.3)
Banks	(4.1)
Chemicals	(2.2)
Commercial Services	(1.3)
Computers	(4.7)
Debt Fund	49.9
Diversified Financial Services	(5.2)
Electric	(3.5)
Electronics	(3.5)
Engineering & Construction	(2.5)
Food	(1.6)
Healthcare - Services	(2.3)
Home Builders	(1.7)
SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Home Furnishings	(4.1)%
Insurance	(2.4)
Internet	(2.9)
Iron / Steel	(2.1)
Oil & Gas	(2.0)
Pharmaceuticals	(1.5)
REITS	(3.2)
Retail	(9.4)
Software	(25.5)
Telecommunications	(9.8)
Transportation	(1.6)
Money Market Funds	188.8
Total Investments	135.5
Liabilities in Excess of Other Assets	(35.5)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2020	Value at 12/31/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$63,930,750	$—	$(34,560,286)	$(290,214)	$643,750	300,000	$29,724,000	$269,774

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 63.2%

Airlines — 0.8%
Delta Air Lines, Inc., 3.40%, 04/19/21	$434,000	$436,869

Auto Manufacturers — 2.0%
General Motors Financial Co., Inc., 4.38%, 09/25/21	1,090,000	1,119,594

Banks — 10.3%
Bank of America Corp., Series MTN, 3.50%, (3-Month USD LIBOR + 0.63%), 05/17/22@	1,384,000	1,400,451
Citigroup, Inc., 1.17%, (3-Month USD LIBOR + 0.96%), 04/25/22@	1,022,000	1,031,298
Citigroup, Inc., 2.31%, (SOFR + 0.87%), 11/04/22@	541,000	549,735
Goldman Sachs Group, Inc. (The), 2.88%, (3-Month USD LIBOR + 0.82%), 10/31/22@	723,000	737,763
Manufacturers & Traders Trust Co., Series BKNT, 0.48%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	520,088
Wells Fargo & Co., 3.07%, 01/24/23	1,550,000	1,594,489
Total Banks		5,833,824

Beverages — 1.5%
Constellation Brands, Inc., 2.70%, 05/09/22	803,000	826,149

Biotechnology — 1.0%
Biogen, Inc., 3.63%, 09/15/22	531,000	559,990

Commercial Services — 2.0%
Equifax, Inc., 3.60%, 08/15/21	575,000	585,858
Equifax, Inc., 1.09%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	571,822
Total Commercial Services		1,157,680

Computers — 0.9%
Dell, Inc., 4.63%, 04/01/21	524,000	529,174
Investments	Principal	Value
CORPORATE BONDS (continued)

Diversified Financial Services — 6.5%
Air Lease Corp., 3.50%, 01/15/22	$1,389,000	$1,429,651
American Express Co., 0.84%, (3-Month USD LIBOR + 0.62%), 05/20/22@	1,609,000	1,619,498
Aviation Capital Group LLC, 0.88%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	267,503
OneMain Finance Corp., 7.75%, 10/01/21	379,000	399,371
Total Diversified Financial Services		3,716,023

Electric — 6.2%
Dominion Energy, Inc., 2.72%, 08/15/21#	1,141,000	1,155,359
Edison International, 2.40%, 09/15/22	1,159,000	1,185,262
Entergy Corp., 4.00%, 07/15/22	841,000	882,073
Sempra Energy, 0.67%, (3-Month USD LIBOR + 0.45%), 03/15/21@	310,000	310,205
Total Electric		3,532,899

Gas — 1.4%
Southern California Gas Co., 0.57%, (3-Month USD LIBOR + 0.35%), 09/14/23@	798,000	798,181

Healthcare - Products — 0.9%
Boston Scientific Corp., 3.38%, 05/15/22	256,000	266,721
Zimmer Biomet Holdings, Inc., 0.99%, (3-Month USD LIBOR + 0.75%), 03/19/21@	228,000	228,005
Total Healthcare - Products		494,726

Healthcare - Services — 0.5%
Molina Healthcare, Inc., 5.38%, 11/15/22	265,000	281,066

Home Builders — 0.8%
Lennar Corp., 4.13%, 01/15/22	436,000	447,173

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Investment Companies — 2.1%
Ares Capital Corp., 3.63%, 01/19/22	$1,131,000	$1,163,510

Media — 2.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	500,000	527,264
DISH DBS Corp., 6.75%, 06/01/21	484,000	494,266
Time Warner Cable LLC, 4.00%, 09/01/21	522,000	529,463
Total Media		1,550,993

Mining — 0.9%
Freeport-McMoRan, Inc., 3.55%, 03/01/22(a)	527,000	537,395
Oil & Gas — 1.7%
Phillips 66, 0.83%, (3-Month USD LIBOR + 0.60%), 02/26/21@	970,000	970,116

Oil & Gas Services — 1.0%
Halliburton Co., 3.25%, 11/15/21	579,000	588,963

Pharmaceuticals — 6.0%
AbbVie, Inc., 2.90%, 11/06/22	534,000	558,808
Becton Dickinson and Co., 2.89%, 06/06/22	822,000	849,817
Cigna Corp., 3.90%, 02/15/22	668,000	694,206
Elanco Animal Health, Inc., 4.91%, 08/27/21	288,000	295,020
Utah Acquisition Sub, Inc., 3.15%, 06/15/21	1,019,000	1,028,887
Total Pharmaceuticals		3,426,738

Pipelines — 5.7%
Energy Transfer Operating LP, 4.65%, 06/01/21	697,000	702,286
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	826,000	826,000
NGPL PipeCo LLC, 4.38%, 08/15/22‡	465,000	484,715
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	1,182,000	1,217,422
Total Pipelines		3,230,423
Investments	Principal	Value
CORPORATE BONDS (continued)

REITS — 1.8%
Kimco Realty Corp., 3.40%, 11/01/22	$982,000	$1,031,460

Retail — 1.0%
QVC, Inc., 4.38%, 03/15/23	535,000	562,419

Semiconductors — 1.9%
Broadcom, Inc., 3.13%, 10/15/22	1,021,000	1,068,924

Software — 2.1%
VMware, Inc., 2.95%, 08/21/22	1,135,000	1,177,753

Telecommunications — 1.5%
Qwest Corp., 6.75%, 12/01/21	510,000	533,855
Sprint Corp., 7.25%, 09/15/21	284,000	295,857
Total Telecommunications		829,712

Total Corporate Bonds (Cost $35,679,682)		35,871,754

ASSET BACKED SECURITIES — 13.3%

Diversified Financial Services — 13.3%
Ally Master Owner Trust, Class A, Series 2018-2, 3.29%, 05/15/23	1,085,000	1,097,097
Carmax Auto Owner Trust, Class A2A, Series 2019-2, 2.69%, 07/15/22	261,809	262,373
First National Master Note Trust, Class A, Series 2018-1, 0.62%, (1-Month USD LIBOR + 0.46%), 10/15/24@	665,000	666,113
Ford Credit Floorplan Master Owner Trust A, Class A, Series 2017-3, 2.48%, 09/15/24	565,000	586,015
GM Financial Consumer Automobile Receivables Trust, Class B, Series 2017-3A, 2.33%, 03/16/23‡	735,000	742,663
Hyundai Auto Receivables Trust, Class A2, Series 2020-C, 0.26%, 09/15/23	1,000,000	1,000,438

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Hyundai Auto Receivables Trust, Class B, Series 2016-B, 1.82%, 11/15/22	$113,808	$113,881
Santander Drive Auto Receivables Trust, Class C, Series 2017-3, 2.76%, 12/15/22	99,604	99,768
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	294,095	297,248
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	1,277,000	1,302,086
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	551,582
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	854,084	861,851
Total Asset Backed Securities (Cost $7,554,335)		7,581,115

U.S. TREASURY NOTES — 12.0%
U.S. Treasury Note, 1.38%, 04/30/21(a)	2,649,000	2,659,847
U.S. Treasury Note, 1.25%, 10/31/21	1,164,000	1,174,918
U.S. Treasury Note, 0.20%, 04/30/22@	2,983,000	2,985,756
Total U.S. Treasury Notes (Cost $6,819,190)		6,820,521

FOREIGN BONDS — 7.3%

Auto Manufacturers — 1.4%
Daimler Finance North America LLC, 0.66%, (3-Month USD LIBOR + 0.45%), 02/22/21 (Germany)@‡	780,000	780,375

Banks — 1.4%
Sumitomo Mitsui Financial Group, Inc., 1.91%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	795,000	797,254

Oil & Gas — 2.5%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	795,000	888,619
Petroleos Mexicanos, 5.50%, 01/21/21 (Mexico)	530,000	532,120
Total Oil & Gas		1,420,739
Investments	Principal/Shares	Value
FOREIGN BONDS (continued)

Pharmaceuticals — 2.0%
Bayer US Finance II LLC, 0.88%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	$260,000	$260,540
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	895,000	894,441
Total Pharmaceuticals		1,154,981

Total Foreign Bonds (Cost $4,115,719)		4,153,349

MORTGAGE BACKED SECURITIES — 0.9%

Commercial Mortgage Backed Securities — 0.9%
Fannie Mae - Aces, Class A1, Series 2016-M1, 2.43%, 01/25/26	29,453	29,588
Mello Warehouse
Securitization Trust, Class A, Series
2020-1, 1.05%, (1-Month USD LIBOR + 0.90%), 10/25/53@‡	455,000	455,987

Total Mortgage Backed Securities (Cost $485,730)		485,575

MONEY MARKET FUND — 1.9%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.03%(b) (Cost $1,097,265)	1,097,265	1,097,265
Total Investments — 98.6% (Cost $55,751,921)		56,009,579
Other Assets in Excess of Liabilities — 1.4%		796,840
Net Assets — 100.0%		$56,806,419

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REITS — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

#	Represents step coupon bond. Rate shown reflects the rate in effect at December 31, 2020.

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2020 (Unaudited)

that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,829,984; the aggregate market value of the collateral held by the fund is $2,899,609. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,899,609.

(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,871,754	$—	$35,871,754
Asset Backed Securities	—	7,581,115	—	7,581,115
U.S. Treasury Notes	—	6,820,521	—	6,820,521
Foreign Bonds	—	4,153,349	—	4,153,349
Mortgage Backed Securities	—	485,575	—	485,575
Money Market Fund	1,097,265	—	—	1,097,265
Total	$1,097,265	$54,912,314	$—	$56,009,579

SUMMARY OF SCHEDULE OF INVESTMENTS
% of Net Assets
Airlines	0.8%
Auto Manufacturers	3.4
Banks	11.7
Beverages	1.5
Biotechnology	1.0
Commercial Mortgage Backed Securities	0.9
Commercial Services	2.0
Computers	0.9
Diversified Financial Services	19.8
Electric	6.2
Gas	1.4
Healthcare - Products	0.9
Healthcare - Services	0.5
Home Builders	0.8
Investment Companies	2.1
Media	2.7
SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of Net Assets
Mining	0.9%
Oil & Gas	4.2
Oil & Gas Services	1.0
Pharmaceuticals	8.0
Pipelines	5.7
REITS	1.8
Retail	1.0
Semiconductors	1.9
Software	2.1
Telecommunications	1.5
U.S. Treasury Note	12.0
Money Market Fund	1.9
Total Investments	98.6
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 93.2%
Debt Fund — 16.8%
First Trust Low Duration Opportunities ETF(a)	8,295	$426,944
iShares Core U.S. Aggregate Bond ETF(a)	3,668	433,521
iShares Short-Term Corporate Bond ETF(a)	7,984	440,477
JPMorgan Ultra-Short Income ETF(a)	8,518	432,629
PIMCO Enhanced Short
Maturity Active ETF(a)	4,258	434,486
Total Debt Fund		2,168,057

Equity Fund — 76.4%
Communication Services Select Sector SPDR Fund	7,767	524,117
Consumer Staples Select Sector SPDR Fund	6,591	444,563
Health Care Select Sector SPDR Fund(a)	5,680	644,339
iShares MSCI EAFE ETF	9,772	712,965
SPDR S&P 500 ETF Trust	17,724	6,626,649
Technology Select Sector SPDR Fund	4,041	525,411
X-trackers MSCI Europe Hedged Equity ETF	12,291	367,747
Total Equity Fund		9,845,791
Total Exchange Traded Funds (Cost $8,487,762)		12,013,848

MONEY MARKET FUND — 6.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01%(b) (Cost $892,037)	892,037	892,037
Investments	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.1%

SPDR S&P 500 ETF Trust, expiring 04/16/21, Strike Price $300.00 (Cost $19,129)	$1,320,000	44	$13,552
Total Investments Before Written
Options — 100.2% (Cost $9,398,928)			12,919,437

WRITTEN CALL OPTION — (0.1)%
SPDR S&P 500 ETF Trust, expiring 01/15/21, Strike Price $385.00	(4,081,000)	(106)	(9,805)
[Premium Received $(10,710)]
Total Investments — 100.1% (Cost $9,388,218)			12,909,632
Liabilities in Excess of Other Assets — (0.1%)			(15,148)
Net Assets — 100.0%			$12,894,484

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,582,236 as of December 31, 2020.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$12,013,848	$—	$—	$12,013,848
Purchased Put Option	13,552	—	—	13,552
Money Market Funds	892,037	—	—	892,037
Total	$12,919,437	$—	$—	$12,919,437

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(9,805)	$—	$—	$(9,805)
Total	$(9,805)	$—	$—	$(9,805)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	16.8%
Equity Fund	76.4
Purchased Put Option	0.1
Written Call Option	(0.1)
Money Market Fund	6.9
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF
Schedule of Investments

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Agriculture — 15.3%
Altria Group, Inc.	4,178	$171,298
British American Tobacco PLC (United Kingdom)(a)	3,160	118,468
Imperial Brands PLC (United Kingdom)(a)	8,142	171,145
Philip Morris International, Inc.	2,513	208,051
Turning Point Brands, Inc.	15,664	697,988
Universal Corp.	2,204	107,137
Vector Group Ltd.	13,977	162,832
Total Agriculture		1,636,919

Apparel — 5.4%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	4,685	584,360

Beverages — 21.4%
Anheuser-Busch InBev SA/NV (Belgium)(a)(b)	1,926	134,647
Boston Beer Co., Inc. (The), Class A*	1,094	1,087,753
Brown-Forman Corp., Class B	3,098	246,074
Constellation Brands, Inc., Class A	932	204,155
Diageo PLC (United Kingdom)(a)	1,084	172,150
MGP Ingredients, Inc.	2,610	122,827
Molson Coors Beverage Co., Class B	4,853	219,307
Pernod Ricard SA (France)(a)	2,918	111,905
Total Beverages		2,298,818

Electronics — 5.1%
Turtle Beach Corp.*	25,200	543,060

Entertainment — 10.4%
Monarch Casino & Resort, Inc.*	7,280	445,681
Penn National Gaming, Inc.*(b)	5,040	435,305
RCI Hospitality Holdings, Inc.	5,839	230,290
Total Entertainment		1,111,276

Lodging — 2.3%
Boyd Gaming Corp.*	5,786	248,335

REITS — 7.2%
Gaming and Leisure Properties, Inc.	9,066	384,398
VICI Properties, Inc.	15,213	387,932
Total REITS		772,330

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 21.9%
Brinker International, Inc.	9,706	$549,069
Chuy’s Holdings, Inc.*	8,866	234,860
Del Taco Restaurants, Inc.*	44,799	405,879
Domino’s Pizza, Inc.	467	179,076
Jack in the Box, Inc.	2,520	233,856
McDonald’s Corp.	840	180,247
Ruth’s Hospitality Group, Inc.	15,866	281,304
Wingstop, Inc.	747	99,015
Yum China Holdings, Inc. (China)	3,360	191,822
Total Retail		2,355,128

Semiconductors — 4.1%
NVIDIA Corp.	840	438,648

Software — 6.5%
Activision Blizzard, Inc.	5,600	519,960
Take-Two Interactive Software, Inc.*	840	174,544
Total Software		694,504

Total Common Stocks (Cost $8,501,316)		10,683,378

MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $34,875)	34,875	34,875
Total Investments — 99.9% (Cost $8,536,191)		10,718,253
Other Assets in Excess of Liabilities — 0.1%		9,491
Net Assets — 100.0%		$10,727,744

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.

(a)	American Depositary Receipt.

(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $545,428; the aggregate market value of the collateral held by the fund is $562,109. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $562,109.

(c)	Rate shown reflects the 7-day yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,683,378	$—	$—	$10,683,378
Money Market Funds	34,875	—	—	34,875
Total	$10,718,253	$—	$—	$10,718,253

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	15.3%
Apparel	5.4
Beverages	21.4
Electronics	5.1
Entertainment	10.4
Lodging	2.3
REITS	7.2
Retail	21.9
Semiconductors	4.1
Software	6.5
Money Market Fund	0.3
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
ASSETS
Investments, at Cost	$55,253,287	$61,629,599	$56,086,165
Investments in Affiliates, at Cost (Note 8)	—	—	59,381,662
Repurchase Agreements, at Cost (Note 2)	3,019,549	—	—
Total Cost of Investments	58,272,836	61,629,599	115,467,827
Investments, at Market Value (including securities on loan) (Note 2)(a)	79,460,491	72,998,026	65,779,777
Investments in Affiliates, at Market Value (Note 8)	—	—	68,919,084
Repurchase Agreements, at Market Value (Note 2)	3,019,549	—	—
Total Market Value of Investments	82,480,040	72,998,026	134,698,861
Cash	—	6,281	251
Cash collateral held at brokers	—	—	—
Dividends and Interest Receivable	6,584	10,853	602
Receivable from Securities Sold	—	—	—
Reclaim Receivable	27,243	—	—
Due from Investment Advisor	—	—	—
Prepaid CCO Fees	—	248	544
Prepaid Expenses	642	2,031	9,364
Total Assets	82,514,509	73,017,439	134,709,622
LIABILITIES
Cash collateral for securities on loan(b)	3,065,549	—	—
Advisory Fees Payable	55,270	49,538	81,980
Trustee Fees Payable	1,094	816	822
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	—	—	—
CCO Fees Payable	149	—	—
Due to Custodian	622	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	59,347	20,703	20,746
Total Liabilities	3,182,031	71,057	103,548
NET ASSETS	$79,332,478	$72,946,382	$134,606,074
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$110,882,957	$62,702,440	$99,390,761
Total Distributable Earnings / Accumulated (Loss)	(31,550,479)	10,243,942	35,215,313
NET ASSETS	$79,332,478	$72,946,382	$134,606,074
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,300,000	2,625,000	3,625,000
Net Asset Value (NAV) Per Share	$61.02	$27.79	$37.13

(a) Market value of securities on loan	$9,431,803	$3,282,123	$—
(b) Non-cash collateral for securities on loan	$6,661,673	$3,434,726	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF	AdvisorShares Focused Equity ETF	AdvisorShares FolioBeyond Smart Core Bond ETF

$57,171,827	$2,026,323	$27,415,477	$37,934,452	$17,230,788	$5,790,877
—	—	9,862,980	—	—	—
798,344	207,105	—	—	—	2,363,468
57,970,171	2,233,428	37,278,457	37,934,452	17,230,788	8,154,345
72,816,796	2,930,726	27,415,477	45,877,221	23,648,801	5,924,812
—	—	9,908,000	—	—	—
798,344	207,105	—	—	—	2,363,468
73,615,140	3,137,831	37,323,477	45,877,221	23,648,801	8,288,280
159	5	312	124	—	23
—	—	40,216,219	—	—	—
2,575	1,119	9,556	66,972	9,925	2,386
—	182,186	1,859,369	518,749	6,256,399	809,743
—	—	—	—	—	—
—	5,562	—	—	—	3,938
53	—	—	—	—	—
3,368	402	17,811	1,553	782	1,516
73,621,295	3,327,105	79,426,744	46,464,619	29,915,907	9,105,886

798,344	207,105	—	—	—	2,363,468
49,336	—	25,905	24,028	2,221	—
808	621	708	987	1,064	538
—	—	37,541,770	—	—	—
—	182,954	4,410,555	—	5,902,601	805,941
—	83	1,418	73	8	78
—	—	—	—	96,231	—
—	—	86,268	—	—	—
22,018	31,322	28,610	42,551	29,924	33,686
870,506	422,085	42,095,234	67,639	6,032,049	3,203,711
$72,750,789	$2,905,020	$37,331,510	$46,396,980	$23,883,858	$5,902,175

$56,801,944	$2,914,418	$116,555,658	$68,668,530	$17,140,724	$6,772,876
15,948,845	(9,398)	(79,224,148)	(22,271,550)	6,743,134	(870,701)
$72,750,789	$2,905,020	$37,331,510	$46,396,980	$23,883,858	$5,902,175

2,125,000	100,000	3,250,000	575,000	550,000	225,000
$34.24	$29.05	$11.49	$80.69	$43.43	$26.23

$16,690,341	$303,682	$—	$658,618	$1,054,202	$2,710,957
$16,200,653	$101,227	$—	$675,026	$1,076,527	$404,978
$—	$—	$43,067,080	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
ASSETS
Investments, at Cost	$52,936,277	$118,543,666	$149,834,440
Investments in Affiliates, at Cost (Note 8)	—	3,153,840	—
Repurchase Agreements, at Cost (Note 2)	402,375	17,977,807	876,516
Total Cost of Investments	53,338,652	139,675,313	150,710,956
Investments, at Market Value (including securities on loan) (Note 2)(a)	54,064,513	123,867,536	156,376,681
Investments in Affiliates, at Market Value (Note 8)	—	2,590,434	—
Repurchase Agreements, at Market Value (Note 2)	402,375	17,977,807	876,516
Total Market Value of Investments	54,466,888	144,435,777	157,253,197
Cash	17,444	177	20
Cash collateral held at brokers	—	25,760,000	53,520,000
Unrealized Appreciation on Swaps Contracts	—	—	9,433
Dividends and Interest Receivable	202,899	6,217,467	13,560,779
Receivable from Securities Sold	134,748	498,388	—
Capital Shares Receivable	—	—	—
Reclaim Receivable	—	—	—
Due from Investment Advisor	—	—	—
Prepaid CCO Fees	—	638	—
Prepaid Expenses	1,485	17,411	118,333
Total Assets	54,823,464	176,929,858	224,461,762
LIABILITIES
Unrealized Depreciation on Swaps Contracts	—	54,132	112,338
Cash collateral for securities on loan(b)	402,375	17,977,807	876,516
Advisory Fees Payable	16,582	75,534	84,065
Trustee Fees Payable	680	577	—
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	444,783	1,950	—
Options Written, at value(d)	—	—	—
Capital Shares Payable	—	—	—
CCO Fees Payable	556	—	1,935
Due to Custodian - Foreign Currency(e)	—	2,782	—
Due to Broker	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	61,415	18,378	55,153
Total Liabilities	926,391	18,131,160	1,130,007
NET ASSETS	$53,897,073	$158,798,698	$223,331,755
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$60,661,521	$164,726,877	$188,869,396
Total Distributable Earnings / Accumulated (Loss)	(6,764,448)	(5,928,179)	34,462,359
NET ASSETS	$53,897,073	$158,798,698	$223,331,755
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,100,000	9,325,000	6,150,000
Net Asset Value (NAV) Per Share	$49.00	$17.03	$36.31

(a) Market value of securities on loan	$579,535	$28,928,621	$3,872,127
(b) Non-cash collateral for securities on loan	$195,173	$13,913,167	$3,247,580
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—
(d) Premiums received for options written	$—	$—	$—
(e) Foreign currency at cost	$—	$(2,729)	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

AdvisorShares Q Dynamic Growth ETF	AdvisorShares Q Portfolio Blended Allocation ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$1,611,167	$1,600,498	$112,536,653	$55,751,921	$9,398,928	$8,536,191
—	—	29,828,999	—	—	—
—	—	—	—	—	—
1,611,167	1,600,498	142,365,652	55,751,921	9,398,928	8,536,191

1,610,905	1,602,884	112,536,653	56,009,579	12,919,437	10,718,253
—	—	29,724,000	—	—	—
—	—	—	—	—	—
1,610,905	1,602,884	142,260,653	56,009,579	12,919,437	10,718,253
—	—	427	327	784	29
—	—	7,856,520	500,000	—	—
—	—	—	—	—	—
—	—	5,982	335,890	28,639	26,646
—	—	3,182,475	—	—	—
1,000,034	1,001,648	—	—	—	—
—	—	—	—	—	2,609
952	976	—	—	—	—
—	—	—	—	—	—
—	—	7,960	5,008	4,530	12,553
2,611,891	2,605,508	153,314,017	56,850,804	12,953,390	10,760,090

—	—	—	—	—	—
—	—	—	—	—	—
—	—	85,826	1,229	10,091	174
53	53	869	747	893	684
—	—	61,508,365	—	—	—
986,167	975,498	5,509,049	—	—	—
—	—	—	—	9,805	—
—	—	2,887,473	—	—	—
46	46	2,243	102	99	136
—	—	—	—	—	—
—	—	23,534,765	—	9,677	—
—	—	150,474	—	—	—
928	928	43,988	42,307	28,341	31,352
987,194	976,525	93,723,052	44,385	58,906	32,346
$1,624,697	$1,628,983	$59,590,965	$56,806,419	$12,894,484	$10,727,744

$1,625,034	$1,626,648	$419,731,282	$57,677,805	$10,279,213	$9,427,317
(337)	2,335	(360,140,317)	(871,386)	2,615,271	1,300,427
$1,624,697	$1,628,983	$59,590,965	$56,806,419	$12,894,484	$10,727,744

65,000	65,000	19,625,000	575,000	350,000	350,000
$25.00	$25.06	$3.04	$98.79	$36.84	$30.65

$—	$—	$—	$2,829,984	$—	$545,428
$—	$—	$—	$2,899,609	$—	$562,109
$—	$—	$58,326,226	$—	$—	$—
$—	$—	$—	$—	$10,710	$—
$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2020 (Unaudited)

	Advisor Share Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
INVESTMENT INCOME:
Dividend Income	$422,131	$100,245	$78,627
Dividend Income from Affiliates	—	—	20,229
Securities lending income (net) (Note 2)	15,469	2,592	28,742
Foreign withholding tax	(41,246)	—	—
Total Investment Income	396,354	102,837	127,598

EXPENSES:
Advisory Fees	294,158	203,354	370,070
Accounting & Administration Fees	32,060	7,864	7,864
Professional Fees	21,173	15,125	20,292
Exchange Listing Fees	4,662	696	1,295
Custody Fees	3,295	2,688	3,904
Report to Shareholders	14,115	4,738	4,184
Trustee Fees	3,025	3,025	3,025
CCO Fees	4,782	2,467	4,576
Pricing Fees	2,017	2,017	2,017
Transfer Agent Fees	2,942	2,033	3,701
Insurance Fees	3,932	1,513	1,513
Interest on Securities Sold, Not Yet Purchased	—	—	—
Dividend Expense	—	—	—
Organizational Fees	—	9,908	9,336
Miscellaneous Fees	5,042	1,008	1,008
Total Expenses	391,203	256,436	432,785

Advisory Fees Waived/Recoupment	40,228	11,989	22,184
Expense Reimbursement	—	—	—
Net Expenses	431,431	268,425	454,969
Net Investment Income (Loss)	(35,077)	(165,588)	(327,371)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,893,578	8,558,423	2,140,220
Investments in Affiliates	—	—	12,432
In-Kind Redemptions	5,253,327	—	14,347,627
Short Sales	—	—	—
Distributions by other Investment Companies	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,682,044	8,055,643	5,337,715
Investments in Affiliates	—	—	9,537,422
Short Sales	—	—	—
Net Realized and Unrealized Gain (Loss)	10,828,949	16,614,066	31,375,416
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,793,872	$16,448,478	$31,048,045

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2020 (Unaudited)

AdvisorShares Dorsey Wright FSMUS Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares Double Line Value Equity ETF	AdvisorShares Focused Equity ETF	AdvisorShares Folio Beyond Smart Core Bond ETF

$215,635	$7,568	$15,070	$466,403	$98,789	$98,603
—	—	127,760	—	—	—
13,960	3,680	—	154	581	9,605
—	(81)	—	(1,466)	—	—
229,595	11,167	142,830	465,091	99,370	108,208

217,867	7,816	337,899	155,344	70,200	18,724
7,864	32,060	31,941	31,002	30,901	30,700
16,133	9,452	26,593	15,754	12,350	10,713
823	40	2,026	4,663	4,662	4,663
2,381	1,892	3,561	2,572	895	785
4,184	756	4,234	6,554	2,521	1,008
3,025	3,025	3,025	3,025	3,025	3,025
2,880	155	7,147	2,570	1,235	513
2,017	2,017	2,017	3,025	2,017	3,025
2,179	78	3,379	1,664	794	281
1,512	151	1,110	2,118	655	226
—	—	240,396	—	—	—
—	—	927,793	—	—	—
9,336	—	—	—	—	—
1,008	252	2,521	3,075	1,260	1,008
271,209	57,694	1,593,642	231,366	130,515	74,671

16,375	(7,816)	—	(31,638)	(60,315)	(18,724)
—	(36,852)	—	—	—	(20,372)
287,584	13,026	1,593,642	199,728	70,200	35,575
(57,989)	(1,859)	(1,450,812)	265,363	29,170	72,633

9,673	147,594	—	1,746,241	209,296	22,465
—	—	(191,765)	—	—	—
393,913	142,379	—	711,058	835,123	87,958
—	—	(24,397,243)	—	—	—
—	—	—	—	—	20,844

12,365,429	408,629	—	6,568,590	3,148,837	66,138
—	—	283,900	—	—	—
—	—	(13,592,296)	—	—	—
12,769,015	698,602	(37,897,404)	9,025,889	4,193,256	197,405

$12,711,026	$696,743	$(39,348,216)	$9,291,252	$4,222,426	$270,038

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2020 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF(1)
INVESTMENT INCOME:
Dividend Income	$10,463	$138,683	$77,669
Dividend Income from Affiliates	—	—	—
Interest Income	783,511	—	—
Securities lending income (net) (Note 2)	215	813,551	38,391
Foreign withholding tax	—	—	—
Total Investment Income	794,189	952,234	116,060

EXPENSES:
Advisory Fees	144,258	230,890	132,672
Accounting & Administration Fees	48,696	15,741	9,385
Professional Fees	18,904	16,258	13,322
Exchange Listing Fees	4,662	4,663	3,706
Custody Fees	5,441	5,512	3,262
Report to Shareholders	9,075	16,485	2,004
Trustee Fees	3,025	3,025	2,137
CCO Fees	3,702	2,931	2,805
Pricing Fees	4,033	4,033	1,201
Transfer Agent Fees	2,164	2,886	1,659
Insurance Fees	2,672	2,066	1,683
Interest on Securities Sold, Not Yet Purchased	—	—	—
Dividend Expense	—	—	—
Organizational Fees	—	—	36,616
Miscellaneous Fees	3,781	2,773	400
Total Expenses	250,413	307,263	210,852

Advisory Fees Waived/Recoupment	(34,026)	(22,500)	(47,224)
Expense Reimbursement	—	—	—
Net Expenses	216,387	284,763	163,628
Net Investment Income (Loss)	577,802	667,471	(47,568)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	230,076	(6,847,980)	(165,829)
Investments in Affiliates	—	—	—
In-Kind Redemptions	—	—	50,313
Swaps	—	19,525,040	28,186,107
Short Sales	—	—	—
Foreign Currency Transactions	—	(1,757)	—
Options Written	—	—	—
Distributions by other Investment Companies	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	849,626	28,093,547	6,542,241
Investments in Affiliates	—	298,607	—
Short Sales	—	—	—
Options Written	—	—	—
Swaps	—	(314,954)	(102,905)
Foreign Currency Translations	—	(59)	—
Net Realized and Unrealized Gain (Loss)	1,079,702	40,752,444	34,509,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,657,504	$41,419,915	$34,462,359

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2020 (Unaudited)

AdvisorShares Q Dynamic Growth ETF(2)	AdvisorShares Q Portfolio Blended Allocation ETF(2)	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$—	$—	$30,625	$391	$101,875	$118,015
—	—	269,774	—	—	—
—	—	—	640,781	—	—
—	—	—	1,500	—	1,169
—	—	—	—	—	1,930
—	—	300,399	642,672	101,875	121,114

51	38	960,454	149,737	86,036	30,870
13	13	31,127	35,540	30,750	31,052
553	553	35,667	25,206	11,846	10,585
82	82	4,663	4,662	4,663	162
41	41	5,055	5,207	680	890
49	49	18,652	6,050	1,463	4,386
53	53	3,025	3,025	3,025	3,025
47	47	10,696	6,427	822	565
33	33	4,033	4,033	4,033	2,017
—	—	4,803	3,744	478	386
8	8	5,897	2,823	554	504
—	—	578,800	—	—	—
—	—	1,457,305	—	—	—
140	140	—	—	—	—
8	8	7,562	4,537	907	795
1,078	1,065	3,127,739	250,991	145,257	85,237

(51)	(38)	—	(76,298)	(27,356)	(30,870)
(952)	(976)	—	—	—	(3,432)
75	51	3,127,739	174,693	117,901	50,935
(75)	(51)	(2,827,340)	467,979	(16,026)	70,179

—	—	—	253,520	90,675	164,479
—	—	(290,214)	—	—	—
—	—	—	—	422,201	349,821
—	—	—	—	—	—
—	—	(48,708,729)	—	—	—
—	—	—	—	—	—
—	—	—	—	(2,200)	—
—	—	291	—	—	—

(262)	2,386	—	153,982	1,251,696	2,587,559
—	—	643,750	—	—	—
—	—	(1,219,662)	—	—	—
—	—	—	—	(13,450)	—
—	—	—	—	—	—
—	—	—	—	—	—
(262)	2,386	(49,574,564)	407,502	1,748,922	3,101,859

$(337)	$2,335	$(52,401,904)	$875,481	$1,732,896	$3,172,038

(1)	Represents the period September 1, 2020 (commencement of operations) to December 30, 2020.

(2)	Represents the period December 28, 2020 (commencement of operations) to December 30, 2020.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$(35,077)	$(55,048)
Net Realized Gain (Loss)	7,146,905	(7,301,080)
Net Change in Unrealized Appreciation (Depreciation)	3,682,044	6,505,899
Net Increase (Decrease) In Net Assets Resulting From Operations	10,793,872	(850,229)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(95,062)	(18,253)
Total Distributions	(95,062)	(18,253)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	7,305,154	21,728,373
Value of Shares Redeemed	(14,550,808)	(53,178,644)
Net Increase (Decrease) From Capital Stock Transactions	(7,245,654)	(31,450,271)
Net Increase (Decrease) in Net Assets	3,453,156	(32,318,753)
Net Assets:
Beginning of Year/Period	75,879,322	108,198,075
End of Year/Period	$79,332,478	$75,879,322
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,425,000	2,175,000
Shares Sold	125,000	400,000
Shares Repurchased	(250,000)	(1,150,000)
Shares Outstanding, End of Year/Period	1,300,000	1,425,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Dorsey Wright Alpha Equal Weight ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF		AdvisorShares Dorsey Wright FSM US Core ETF
Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020	Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020	Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020

$(165,588)	$13,986	$(327,371)	$(29,960)	$(57,989)	$59,933
8,558,423	(9,357,241)	16,500,279	543,665	403,586	442,047
8,055,643	3,312,784	14,875,137	4,355,897	12,365,429	3,279,540

16,448,478	(6,030,471)	31,048,045	4,869,602	12,711,026	3,781,520

(14,018)	—	(215,143)	—	(144,245)	—
(14,018)	—	(215,143)	—	(144,245)	—

17,178,567	52,473,131	123,897,583	84,936,967	14,919,952	61,741,061
—	(7,109,305)	(93,809,207)	(16,121,773)	(1,503,193)	(18,755,332)
17,178,567	45,363,826	30,088,376	68,815,194	13,416,759	42,985,729
33,613,027	39,333,355	60,921,278	73,684,796	25,983,540	46,767,249

39,333,355	—	73,684,796	—	46,767,249	—
$72,946,382	$39,333,355	$134,606,074	$73,684,796	$72,750,789	$46,767,249

1,925,000	—	2,625,000	—	1,700,000	—
700,000	2,250,000	3,950,000	3,250,000	475,000	2,425,000
—	(325,000)	(2,950,000)	(625,000)	(50,000)	(725,000)
2,625,000	1,925,000	3,625,000	2,625,000	2,125,000	1,700,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright Micro-Cap ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(1,859)	$(1,096)
Net Realized Gain (Loss)	289,973	(299,125)
Net Change in Unrealized Appreciation (Depreciation)	408,629	183,938
Net Increase (Decrease) In Net Assets Resulting From Operations	696,743	(116,283)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	(1,775)
Total Distributions	—	(1,775)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	641,577	1,098,972
Value of Shares Redeemed	(545,097)	(1,172,715)
Net Increase (Decrease) From Capital Stock Transactions	96,480	(73,743)
Net Increase (Decrease) in Net Assets	793,223	(191,801)
Net Assets:
Beginning of Year/Period	2,111,797	2,303,598
End of Year/Period	$2,905,020	$2,111,797
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	100,000	100,000
Shares Sold	25,000	50,000
Shares Repurchased	(25,000)	(50,000)
Shares Outstanding, End of Year/Period	100,000	100,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Dorsey Wright Short ETF		AdvisorShares DoubleLine Value Equity ETF		AdvisorShares Focused Equity ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020

$(1,450,812)	$(1,514,124)	$265,363	$639,768	$29,170	$77,116
(24,589,008)	(55,052,518)	2,457,299	(450,959)	1,044,419	1,145,040
(13,308,396)	17,675,405	6,568,590	(2,093,528)	3,148,837	(641,830)
(39,348,216)	(38,891,237)	9,291,252	(1,904,719)	4,222,426	580,326

—	(64,055)	(614,874)	(652,256)	(62,748)	(80,515)
—	(64,055)	(614,874)	(652,256)	(62,748)	(80,515)

19,318,312	226,951,360	—	—	4,298,569	6,471,068
(55,736,685)	(99,178,487)	(3,762,639)	(17,345,515)	(4,190,848)	(4,565,446)

(36,418,373)	127,772,873	(3,762,639)	(17,345,515)	107,721	1,905,622
(75,766,589)	88,817,581	4,913,739	(19,902,490)	4,267,399	2,405,433

113,098,099	24,280,518	41,483,241	61,385,731	19,616,459	17,211,026
$37,331,510	$113,098,099	$46,396,980	$41,483,241	$23,883,858	$19,616,459

5,850,000	975,000	625,000	900,000	550,000	500,000
1,025,000	8,500,000	—	—	100,000	175,000
(3,625,000)	(3,625,000)	(50,000)	(275,000)	(100,000)	(125,000)
3,250,000	5,850,000	575,000	625,000	550,000	550,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares FolioBeyond Smart Core Bond ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$72,633	$224,674
Net Realized Gain (Loss)	131,267	(23,241)
Net Change in Unrealized Appreciation (Depreciation)	66,138	(32,321)
Net Increase (Decrease) In Net Assets Resulting From Operations	270,038	169,112
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(81,494)	(224,781)
Total Distributions	(81,494)	(224,781)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	2,582,984
Value of Shares Redeemed	(2,598,351)	—
Net Increase (Decrease) From Capital Stock Transactions	(2,598,351)	2,582,984
Net Increase (Decrease) in Net Assets	(2,409,807)	2,527,315
Net Assets:
Beginning of Year/Period	8,311,982	5,784,667
End of Year/Period	$5,902,175	$8,311,982
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	325,000	225,000
Shares Sold	—	100,000
Shares Repurchased	(100,000)	—
Shares Outstanding, End of Year/Period	225,000	325,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Newfleet Multi-Sector Income ETF		AdvisorShares Pure Cannabis ETF		AdvisorShares Pure US Cannabis ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	For the period September 1, 2020* to December 31, 2020

$577,802	$1,700,718	$667,471	$2,578,342	$(47,568)
230,076	(22,978)	12,675,303	(22,031,433)	28,070,591
849,626	(468,929)	28,077,141	(18,943,246)	6,439,336

1,657,504	1,208,811	41,419,915	(38,396,337)	34,462,359

(650,222)	(1,814,609)	(728,447)	(2,875,940)	—
(650,222)	(1,814,609)	(728,447)	(2,875,940)	—

—	2,415,315	72,604,402	27,013,111	190,001,514
(4,877,309)	(19,122,227)	—	—	(1,132,118)
(4,877,309)	(16,706,912)	72,604,402	27,013,111	188,869,396
(3,870,027)	(17,312,710)	113,295,870	(14,259,166)	223,331,755

57,767,100	75,079,810	45,502,828	59,761,994	—
$53,897,073	$57,767,100	$158,798,698	$45,502,828	$223,331,755

1,200,000	1,550,000	4,475,000	2,600,000	—
—	50,000	4,850,000	1,875,000	6,200,000
(100,000)	(400,000)	—	—	(50,000)
1,100,000	1,200,000	9,325,000	4,475,000	6,150,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Q Portfolio Blended Allocation ETF	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF
	For the period December 28, 2020* to December 31, 2020	For the period December 28, 2020* to December 31, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$(75)	$(51)	$(2,827,340)	$(1,569,782)	$467,979	$1,937,301
Net Realized Gain (Loss)	—	—	(48,998,652)	(47,333,888)	253,520	(1,127,943)
Net Change in Unrealized Appreciation (Depreciation)	(262)	2,386	(575,912)	(495,432)	153,982	(49,554)
Net Increase (Decrease) In Net Assets Resulting From Operations	(337)	2,335	(52,401,904)	(49,399,102)	875,481	759,804
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	—	(241,821)	(503,426)	(1,939,526)
Total Distributions	—	—	—	(241,821)	(503,426)	(1,939,526)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,625,034	1,626,648	26,510,699	256,014,517	19,742,687	54,828,438
Value of Shares Redeemed	—	—	(76,537,153)	(180,168,550)	(64,229,226)	(24,967,941)
Net Increase (Decrease) From Capital Stock Transactions	1,625,034	1,626,648	(50,026,454)	75,845,967	(44,486,539)	29,860,497
Net Increase (Decrease) in Net Assets	1,624,697	1,628,983	(102,428,358)	26,205,044	(44,114,484)	28,680,775
Net Assets:
Beginning of Year/Period	—	—	162,019,323	135,814,279	100,920,903	72,240,128
End of Year/Period	$1,624,697	$1,628,983	$59,590,965	$162,019,323	$56,806,419	$100,920,903
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	—	—	33,375,000	21,275,000	1,025,000	725,000
Shares Sold	65,000	65,000	5,950,000	41,200,000	200,000	550,000
Shares Repurchased	—	—	(19,700,000)	(29,100,000)	(650,000)	(250,000)
Shares Outstanding, End of Year/Period	65,000	65,000	19,625,000	33,375,000	575,000	1,025,000

* Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$(16,026)	$36,640	$70,179	$204,473
Net Realized Gain (Loss)	510,676	(63,885)	514,300	(287,043)
Net Change in Unrealized Appreciation (Depreciation)	1,238,246	186,845	2,587,559	(726,546)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,732,896	159,600	3,172,038	(809,116)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(36,638)	(67,959)	(128,418)	(294,624)
Total Distributions	(36,638)	(67,959)	(128,418)	(294,624)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	—	634,444
Value of Shares Redeemed	(1,683,510)	(1,736,947)	(1,441,453)	(3,588,098)
Net Increase (Decrease) From Capital Stock Transactions	(1,683,510)	(1,736,947)	(1,441,453)	(2,953,654)
Net Increase (Decrease) in Net Assets	12,748	(1,645,306)	1,602,167	(4,057,394)
Net Assets:
Beginning of Year/Period	12,881,736	14,527,042	9,125,577	13,182,971
End of Year/Period	$12,894,484	$12,881,736	$10,727,744	$9,125,577
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	400,000	450,000	400,000	525,000
Shares Sold	—	—	—	25,000
Shares Repurchased	(50,000)	(50,000)	(50,000)	(150,000)
Shares Outstanding, End of Year/Period	350,000	400,000	350,000	400,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017		Year ended June 30, 2016
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$53.25	$49.75	$53.34	$46.56	$39.06		$38.86
Investment Operations
Net Investment Income (Loss)(1)	(0.03)	(0.03)	0.23	0.55	0.68		0.17
Net Realized and Unrealized Gain (Loss)	7.87	3.54	(3.51)	6.66	7.27		0.23
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	7.84	3.51	(3.28)	7.21	7.95		0.40
Distributions from Net Investment Income	(0.07)	(0.01)	(0.31)	(0.43)	(0.45)		(0.20)
Distributions from Realized Capital Gains	—	—	—	—	—		—
Total Distributions	(0.07)	(0.01)	(0.31)	(0.43)	(0.45)		(0.20)
Net Asset Value, End of Year/Period	$61.02	$53.25	$49.75	$53.34	$46.56		$39.06
Market Value, End of Year/Period	$60.81	$52.97	$49.69	$53.19	$46.61		$39.06

Total Return
Total Investment Return Based on Net Asset Value(4)	14.74%	7.06%	(6.16)%	15.45%	20.43%		1.05%
Total Investment Return Based on Market(4)	14.94%	6.62%	(6.00)%	15.01%	20.55%		1.27%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$79,332	$75,879	$108,198	$246,701	$65,185		$14,648
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	1.10%	1.02%	0.88%	1.02%	1.25%		1.25%
Expenses, prior to expense waivers and reimbursements(6)	1.00%	0.97%	1.07%	0.95%	1.43%		1.62%
Net Investment Income (Loss)(6)	(0.09)%	(0.06)%	0.47%	0.96%	1.55%		0.44%
Portfolio Turnover Rate(9)	29%	48%	120%	71%	108	%(10)	25%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Dorsey Wright Alpha Equal Weight ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020	Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020

$20.43	$25.09	$28.07	$25.12

(0.08)	0.01	(0.11)	(0.02)
7.45	(4.67)	9.23	2.97
7.37	(4.66)	9.12	2.95
(0.01)	—	—	—
—	—	(0.06)	—
(0.01)	—	(0.06)	—
$27.79	$20.43	$37.13	$28.07
$27.75	$20.44	$37.16	$28.07

36.02%	(18.57)%	32.48%	11.76%
35.79%	(18.53)%	32.60%	11.74%

$72,946	$39,333	$134,606	$73,685

0.99%	0.99%	0.92%	0.99%
0.95%	1.19%	0.88%	1.12%
(0.61)%	0.09%	(0.66)%	(0.17)%
113%	147%	95%	46%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	AdvisorShares Dorsey Wright FSM US Core ETF
	Six months ended December 31, 2020 (Unaudited)	For the period December 26, 2019* to June 30, 2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	(0.03)	0.05
Net Realized and Unrealized Gain (Loss)	6.83	2.32
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	6.80	2.37
Distributions from Net Investment Income	(0.03)	—
Distributions from Realized Capital Gains	(0.04)	—
Total Distributions	(0.07)	—
Net Asset Value, End of Year/Period	$34.24	$27.51
Market Value, End of Year/Period	$34.23	$27.46

Total Return
Total Investment Return Based on Net Asset Value(4)	24.71%	9.43%
Total Investment Return Based on Market(4)	24.90%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$72,751	$46,767
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(6)	0.93%	1.15%
Net Investment Income (Loss)(6)	(0.20)%	0.37%
Portfolio Turnover Rate(9)	1%	53%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Dorsey Wright Micro-Cap ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30,2020	For the period July 11, 2018* to June 30, 2019

$21.12	$23.04	$24.71

(0.02)	(0.01)	(0.02)
7.95	(1.89)	(1.65)
7.93	(1.90)	(1.67)
—	(0.02)	—
—	—	—
—	(0.02)	—
$29.05	$21.12	$23.04
$28.96	$20.80	$23.02

37.56%	(8.26)%	(6.79)%
39.23%	(9.58)%	(6.86)%

$2,905	$2,112	$2,304

1.25%	1.17%	0.99%
5.54%	4.98%	4.79%
(0.18)%	(0.05)%	(0.11)%
88%	119%	103%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Dorsey Wright Short ETF
	Six months ended December 31, 2020 (Unaudited)		Year ended June 30, 2020		For the period July 11, 2018* to June 30, 2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$19.33		$24.90		$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.28)		(0.65)		0.13
Net Realized and Unrealized Gain (Loss)	(7.56)		(4.89)		(0.19)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(7.84)		(5.54)		(0.06)
Distributions from Net Investment Income	—		(0.03)		(0.04)
Total Distributions	—		(0.03)		(0.04)
Net Asset Value, End of Year/Period	$11.49		$19.33		$24.90
Market Value, End of Year/Period	$11.44		$19.36		$24.93

Total Return
Total Investment Return Based on Net Asset Value(4)	(40.59)%		(22.26)%		(0.27)%
Total Investment Return Based on Market(4)	(40.91)%		(22.24)%		(0.18)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$37,332		$113,098		$24,281
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	3.54	%(7)	3.56	%(7)	2.70	%(7)
Expenses, prior to expense waivers and reimbursements(6)	3.54	%(7)	3.56	%(7)	3.26	%(7)
Net Investment Income (Loss)(6)	(3.22)%		(2.58)%		0.53%
Portfolio Turnover Rate(9)	136%		555%		357%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares DoubleLine Value Equity ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016

$66.37	$68.21	$67.88	$66.23	$55.56	$57.05
0.44	0.82	0.62	0.53	0.47	0.47
14.90	(1.84)	0.45	1.59	10.93	(1.54)
15.34	(1.02)	1.07	2.12	11.40	(1.07)
(1.02)	(0.82)	(0.74)	(0.47)	(0.73)	(0.42)
(1.02)	(0.82)	(0.74)	(0.47)	(0.73)	(0.42)
$80.69	$66.37	$68.21	$67.88	$66.23	$55.56
$80.43	$66.28	$68.13	$67.88	$66.17	$55.53
23.13%	(1.63)%	1.74%	3.15%	20.55%	(1.87)%
22.90%	(1.65)%	1.63%	3.26%	20.52%	(1.91)%
$46,397	$41,483	$61,386	$95,034	$142,400	$155,570
0.90%	0.90%	0.90%	0.87%	0.90%	0.99%
1.04%	1.07%	1.17%	1.07%	1.07%	1.21%
1.20%	1.18%	0.93%	0.77%	0.76%	0.86%
25%	93%	218%	171%	180%	196%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Focused Equity ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	For the period September 20, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$35.67	$34.42	$31.80	$28.59	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.06	0.14	0.16	0.13	0.06
Net Realized and Unrealized Gain (Loss)	7.82	1.26	3.21	3.17	3.54
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	7.88	1.40	3.37	3.30	3.60
Distributions from Net Investment Income	(0.12)	(0.15)	(0.16)	(0.09)	(0.01)
Distributions from Realized Capital Gains	—	—	(0.59)	—	—
Total Distributions	(0.12)	(0.15)	(0.75)	(0.09)	(0.01)
Net Asset Value, End of Year/Period	$43.43	$35.67	$34.42	$31.80	$28.59
Market Value, End of Year/Period	$43.75	$34.88	$34.31	$31.79	$28.59

Total Return
Total Investment Return Based on Net Asset Value(4)	22.11%	4.02%	11.09%	11.57%	14.39%
Total Investment Return Based on Market(4)	25.77%	2.06%	10.74%	11.51%	14.40%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$23,884	$19,616	$17,211	$14,311	$12,150
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	0.65%	0.77%	0.72%	0.68%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	1.23%	1.43%	1.63%	1.39%	2.04%
Net Investment Income (Loss)(6)	0.28%	0.41%	0.49%	0.42%	0.28%
Portfolio Turnover Rate(9)	28%	23%	19%	26%	36%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares FolioBeyond Smart Core Bond ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016

$25.58	$25.71	$25.39	$25.88	$25.61	$24.97
0.25	0.81	1.04	0.90	0.81	0.75
0.65	(0.10)	0.38	(0.50)	0.25	0.59
0.07	—	—	—	0.01	0.06
0.97	0.71	1.42	0.40	1.07	1.40
(0.32)	(0.84)	(1.10)	(0.89)	(0.80)	(0.76)
—	—	—	—	—	—
(0.32)	(0.84)	(1.10)	(0.89)	(0.80)	(0.76)
$26.23	$25.58	$25.71	$25.39	$25.88	$25.61
$26.24	$25.57	$25.70	$25.38	$25.89	$25.62
3.82%	2.73%	5.82%	1.55%	4.23%	5.76%
3.87%	2.75%	5.80%	1.47%	4.24%	5.84%
$5,902	$8,312	$5,785	$18,405	$17,466	$20,488
0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
1.99%	1.50%	1.49%	1.22%	1.20%	1.05%
1.94%	3.14%	4.14%	3.47%	3.15%	3.01%
113%	765%	150%	39%	21%	24%

ADVISORSHARES TRUST

Financial Highlights

	AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$48.14	$48.44	$47.86	$48.68	$48.83	$49.08
Investment Operations
Net Investment Income (Loss)(1)	0.49	1.21	1.35	1.05	0.74	1.25
Net Realized and Unrealized Gain (Loss)	0.92	(0.22)	0.65	(0.62)	0.38	(0.13)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	0.00 (2)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.41	0.99	2.00	0.43	1.12	1.12
Distributions from Net Investment Income	(0.55)	(1.29)	(1.42)	(1.25)	(1.27)	(1.37)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(0.55)	(1.29)	(1.42)	(1.25)	(1.27)	(1.37)
Net Asset Value, End of Year/Period	$49.00	$48.14	$48.44	$47.86	$48.68	$48.83
Market Value, End of Year/Period	$49.10	$48.17	$48.38	$47.79	$48.70	$48.82

Total Return
Total Investment Return Based on Net Asset Value(4)	2.95%	2.10%	4.27%	0.87%	2.30%	2.33%
Total Investment Return Based on Market(4)	3.10%	2.28%	4.29%	0.70%	2.37%	2.39%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$53,897	$57,767	$75,080	$155,529	$258,005	$261,263
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	0.87%	0.82%	0.96%	0.84%	0.80%	0.81%
Net Investment Income (Loss)(6)	2.00%	2.51%	2.81%	2.17%	1.53%	2.57%
Portfolio Turnover Rate(9)	27%	63%	40%	66%	63%	51%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Pure Cannabis ETF			AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Q Portfolio Blended Allocation ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	For the period April 17, 2019* to June 30, 2019	For the period September 1, 2020* to December 31, 2020 (Unaudited)	For the period December 28, 2020* to December 31, 2020 (Unaudited)	For the period December 28, 2020* to December 31, 2020 (Unaudited)
$10.17	$22.99	$25.00	$25.00	$25.00	$25.00
0.11	0.70	0.06	(0.02)	0.00 (2)	0.00 (2)
6.86	(12.75)	(2.07)	11.33	—	0.06
—	—	—	—	—	—
6.97	(12.05)	(2.01)	11.31	0.00 (2)	0.06
(0.11)	(0.70)	—	—	—	—
—	(0.07)	—	—	—	—
(0.11)	(0.77)	—	—	—	—
$17.03	$10.17	$22.99	$36.31	$25.00	$25.06
$17.01	$10.18	$23.02	$36.46	$25.01	$25.06
69.03%	(52.76)%	(8.06)%	45.25%	0.00%	0.24%
68.61%	(52.70)%	(7.92)%	45.84%	0.04%	0.24%
$158,799	$45,503	$59,762	$223,332	$1,625	$1,629
0.74%	0.74%	0.74%	0.74%	1.45%	0.99%
0.81%	1.17%	1.10%	0.95%	21.00%	20.72%
1.73%	5.67%	1.35%	(0.22)%	(1.45)%	(0.99)%
18%	59%	26%	16%	0%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2020 (Unaudited)		Year ended June 30, 2020		Year ended June 30, 2019		Year ended June 30, 2018		Year ended June 30, 2017		Year ended June 30, 2016
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$4.85		$6.38		$7.80		$8.56		$10.60		$10.88
Investment Operations
Net Investment Income (Loss)(1)	(0.09)		(0.06)		0.01		(0.13)		(0.20)		(0.27)
Net Realized and Unrealized Gain (Loss)	(1.72)		(1.46)		(1.43)		(0.63)		(1.84)		(0.01)
Distributions of Net Realized Gains by other investment companies	0.00	(2)	—		—		—		—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(1.81)		(1.52)		(1.42)		(0.76)		(2.04)		(0.28)
Distributions from Net Investment Income	—		(0.01)		—		—		—		—
Total Distributions	—		(0.01)		—		—		—		—
Net Asset Value, End of Year/Period	$3.04		$4.85		$6.38		$7.80		$8.56		$10.60
Market Value, End of Year/Period	$3.02		$4.85		$6.39		$7.78		$8.55		$10.61
Total Return
Total Investment Return Based on Net Asset Value(4)	(37.46)%		(23.79)%		(18.16)%		(8.92)%		(19.24)%		(2.53)%
Total Investment Return Based on Market(4)	(37.73)%		(23.94)%		(17.87)%		(9.01)%		(19.42)%		(2.48)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$59,591		$162,019		$135,814		$133,587		$174,504		$213,948
Ratio to Average Net Assets of(5):
Expenses, net of expense waivers and reimbursements(6)	4.88	%(8)	3.10	%(8)	2.94	%(8)	2.52	%(8)	2.67	%(8)	2.68	%(8)
Expenses, prior to expense waivers and reimbursements(6)	4.88	%(8)	3.10	%(8)	2.94	%(8)	2.52	%(8)	2.67	%(8)	2.68	%(8)
Net Investment Income (Loss)(6)	(4.42)%		(1.07)%		0.18%		(1.63)%		(2.15)%		(2.49)%
Portfolio Turnover Rate(9)	282%		593%		338%		301%		245%		402%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Sage Core Reserves ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
$98.46	$99.64	$99.21	$99.43	$99.43	$99.38
0.47	2.03	2.37	1.53	0.97	0.69
0.39	(1.19)	0.33	(0.16)	0.11	0.12
—	—	—	—	—	—
0.86	0.84	2.70	1.37	1.08	0.81
(0.53)	(2.02)	(2.27)	(1.59)	(1.08)	(0.76)
(0.53)	(2.02)	(2.27)	(1.59)	(1.08)	(0.76)
$98.79	$98.46	$99.64	$99.21	$99.43	$99.43
$98.77	$98.35	$99.61	$99.19	$99.44	$99.63
0.87%	0.83%	2.74%	1.38%	1.08%	0.83%
0.97%	0.75%	2.74%	1.34%	0.88%	1.00%
$56,806	$100,921	$72,240	$52,087	$84,519	$111,862
0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
0.50%	0.53%	0.65%	0.65%	0.50%	0.55%
0.94%	2.05%	2.39%	1.53%	0.97%	0.70%
64%	101%	91%	74%	81%	72%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$32.20	$32.28	$30.99	$29.13	$26.77	$26.60
Investment Operations
Net Investment Income (Loss)(1)	(0.04)	0.09	0.13	0.11	0.09	0.10
Net Realized and Unrealized Gain (Loss)	4.78	(0.02)	1.29	1.75	2.48	0.07
Distributions of Net Realized Gains by other investment companies	—	—	—	0.00 (2)	0.01	0.00 (2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	4.74	0.07	1.42	1.86	2.58	0.17
Distributions from Net Investment Income	(0.10)	(0.15)	(0.13)	—	(0.22)	—
Total Distributions	(0.10)	(0.15)	(0.13)	—	(0.22)	—
Net Asset Value, End of Year/Period	$36.84	$32.20	$32.28	$30.99	$29.13	$26.77
Market Value, End of Year/Period	$36.76	$32.25	$32.19	$31.01	$29.13	$26.76

Total Return
Total Investment Return Based on Net Asset Value(4)	14.71%	0.20%	4.62%	6.41%	9.70%	0.64%
Total Investment Return Based on Market(4)	14.31%	0.63%	4.27%	6.45%	9.74%	0.56%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$12,894	$12,882	$14,527	$17,047	$17,477	$17,400
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements(6)	2.28%	2.20%	2.34%	2.18%	2.14%	1.97%
Net Investment Income (Loss)(6)	(0.25)%	0.26%	0.43%	0.38%	0.32%	0.38%
Portfolio Turnover Rate(9)	1%	47%	49%	12%	26%	58%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Vice ETF
Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020	Year ended June 30, 2019	For the period December 12, 2017* to June 30, 2018
$22.81	$25.11	$25.60	$25.00
0.18	0.42	0.45	0.23
8.03	(2.10)	(0.57)	0.41
—	—	—	—
8.21	(1.68)	(0.12)	0.64
(0.37)	(0.62)	(0.37)	(0.04)
(0.37)	(0.62)	(0.37)	(0.04)
$30.65	$22.81	$25.11	$25.60
$30.70	$22.80	$25.12	$25.68
35.92%	(6.91)%	(0.22)%	2.58%
36.26%	(6.99)%	(0.50)%	2.89%
$10,728	$9,126	$13,183	$12,800
0.99%	0.90%	0.75%	0.75%
1.66%	1.59%	1.43%	2.18%
1.36%	1.77%	1.79%	1.64%
81%	41%	76%	25%

*	Commencement of operations.

(1)	Based on average shares outstanding.

(2)	Amount represents less than $0.005 or 0.005%.

(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)	The AdvisorShares Dorsey Wright FSM All Cap World ETF, the AdvisorShares Dorsey Wright FSM US Core ETF, the AdvisorShares FolioBeyond Smart Core Bond ETF Fund, the AdvisorShares Q Dynamic Growth ETF, the Q Portfilio Blended Allocation ETF and the AdvisorShares STAR Global Buy-Write ETF Fund invest in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Funds are invested. These ratios do not include these indirect fees and expenses.

(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(7)	The expense ratio includes interest and dividend expenses on short sales of 2.59%, 2.47% and 1.71% for the periods ended December 31, 2020, June 30, 2020 and June 30, 2019, respectively.

(8)	The expense ratio includes interest and dividend expenses on short sales of 3.18%, 1.42%, 1.22%, 0.84%, 1.03% and 1.05% for the periods ended December 31, 2020, June 30, 2020, June 30, 2019, June 30, 2018, June 30, 2017 and June 30, 2016, respectively.

(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(10)	During the year, the Fund underwent a sub-advisor change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2020 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 18 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	DWEQ	December 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Micro-Cap ETF	DWMC	July 10, 2018
AdvisorShares Dorsey Wright Short ETF	DWSH	July 10, 2018
AdvisorShares DoubleLine Value Equity ETF	DBLV	October 4, 2011
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares FolioBeyond Smart Core Bond ETF	FWDB	June 21, 2011
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPT	December 28, 2020
AdvisorShares Q Portfolio Blended Allocation ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S. traded securities of non-U.S. organizations, most often ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (“Dorsey Wright Alpha Equal Weight ETF”) seeks to achieve its investment objective by investing in a concentrated portfolio of 50 US equity securities selected from a universe of the largest 1,000 US equity securities based on market capitalization.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Micro-Cap ETF (“Dorsey Wright Micro-Cap ETF”) seeks to achieve its investment objective by investing primarily in U.S. traded equity securities consisting of common and preferred stock and ADRs. The Fund invests in micro-cap securities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

1. Organization – (Continued)

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks to achieve the Fund’s investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market by engaging in short sales of U.S. traded equity securities and ETFs. The Fund invests primarily in investments that create or result in short exposure to U.S. equity securities.

AdvisorShares DoubleLine Value Equity ETF (‘‘DoubleLine Value Equity ETF”) seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, including through ADRs. The Fund invests in stocks with fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation. CWS invests primarily in a focused group of U.S. exchange-listed equity securities that the portfolio manager believes have favorable fundamental attributes.

AdvisorShares FolioBeyond Smart Core Bond ETF (‘‘FolioBeyond Smart Core Bond ETF’’) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 20 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (‘‘NAV’’) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business and in derivatives or other instruments that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies and in total return swaps intended to provide exposure to such U.S. and foreign securities. The Advisor may seek investment opportunities through initial public offerings (“IPOs”).

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The Fund primarily will invest in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth. The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high-yield U.S. corporate bonds (sometimes referred

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

1. Organization – (Continued)

to as “junk bonds”), municipal bonds, U.S. and foreign equities, and commodities. These underlying investments may be of any market capitalization, duration, maturity, and quality. The Fund seeks to maximize long-term growth by providing equity-like returns in most normal market conditions except when faced with abnormal levels of implied volatility as measured by QIX™, a proprietary implied volatility index owned by ThinkBetter Holdings, LLC, the parent company of ThinkBetter, LLC (the “Sub-Advisor”).

AdvisorShares Q Portfolio Blended Allocation ETF (“Q Portfolio Blended Allocation ETF”) seeks to maximize total return over the long-term. The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high-yield U.S. corporate bonds (sometimes referred to as “junk bonds”), municipal bonds, U.S. and foreign equities, and commodities. These underlying investments may be of any market capitalization, duration, maturity, and quality. The Fund seeks to strike a balance between long term growth and market volatility by maximizing returns within its peer group through risk optimization.

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (‘‘Sage Core Reserves ETF’’) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (‘‘Moody’s’’), or equivalently rated by Standard & Poor’s Ratings Services (‘‘S&P’’) or Fitch, Inc. (‘‘Fitch’’), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a ‘‘Buy-Write’’ or ‘‘Covered Call’’ overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Vice ETF (“Vice ETF”) The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of (i) companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages, (ii) companies that derive at least 50% of their net revenue from the food and beverage industry, and (iii) companies that derive at least 50% of their net revenue from gaming activities.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs, ETNs, and ETPs), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

1. Organization – (Continued)

For the period ended December 31, 2020, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2020	% of Fund Net Assets as of December 31, 2020	Reference location
Dorsey Wright FSM All Cap World ETF	iShares Morningstar Mid-Cap Growth ETF	$65,698,207	48.8%	https://www.ishares.com
	iShares Morningstar Small-Cap Growth ETF	68,919,084	51.2	https://www.ishares.com
Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series 1	36,784,760	50.6	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	35,937,025	49.4	https://www.ishares.com
Dorsey Wright Short ETF	AdvisorShares Sage Core Reserves ETF	9,908,000	26.5	Contained within this report.
FolioBeyond Smart Core Bond ETF	iShares Agency Bond ETF	1,784,164	30.2	https://www.ishares.com
Q Dynamic Growth ETF	Invesco QQQ Trust Series 1	587,321	36.1	https://www.invesco.com
	Technology Select Sector SPDR Fund	452,990	27.9	https://www.ssga.com
Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	29,724,000	49.9	Contained within this report.
STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	6,626,649	51.4	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an Over-the-Counter

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies – (Continued)

(“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (‘‘futures’’), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies – (Continued)

into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2020, the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/ or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies – (Continued)

of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid by Ranger Equity Bear ETF for the period ended December 31, 2020 was $578,800, which is included as Interest on Securities Sold, Not Yet Purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies – (Continued)

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by the Funds is disclosed on the Statements of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2020 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Asset and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies – (Continued)

				Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statements of Assets and (Liabilities)	Net Amounts Presented in the Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(3,019,549)	$—	$(3,019,549)	$3,019,549	(1)	$—	$—
Repurchase Agreements	3,019,549	—	3,019,549	3,019,549	(2)	—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(798,344)	—	(798,344)	798,344	(1)	—	—
Repurchase Agreements	798,344	—	798,344	798,344	(2)	—	—
Dorsey Wright Micro-Cap ETF
Securities Lending	(207,105)	—	(207,105)	207,105	(1)	—	—
Repurchase Agreements	207,105	—	207,105	207,105	(2)	—	—
FolioBeyond Smart Core Bond ETF
Securities Lending	(2,363,468)	—	(2,363,468)	2,363,468	(1)	—	—
Repurchase Agreements	2,363,468	—	2,363,468	2,363,468	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(402,375)	—	(402,375)	402,375	(1)	—	—
Repurchase Agreements	402,375	—	402,375	402,375	(2)	—	—
Pure Cannabis ETF
Securities Lending	(17,977,807)	—	(17,977,807)	17,977,807	(1)	—	—
Repurchase Agreements	17,977,807	—	17,977,807	17,977,807	(2)	—	—
Swaps	(54,132)	—	(54,132)	—	(2)	—	(54,132)
Pure US Cannabis ETF
Securities Lending	(876,516)	—	(876,516)	876,516	(1)	—	—
Repurchase Agreements	876,516	—	876,516	876,516	(2)	—	—
Swaps	(102,905)	—	(102,905)	—	(2)	—	(102,905)

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and shares of Money Market instruments.

(2)	Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

2.  Summary of Significant Accounting Policies – (Continued)

Recent Accounting Pronouncement

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3.  Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment advisor. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisors. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright Alpha Equal Weight ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Micro-Cap ETF	0.75%
Dorsey Wright Short ETF	0.75%
DoubleLine Value Equity ETF	0.70%
Focused Equity ETF	0.75%*
FolioBeyond Smart Core Bond ETF	0.50%
Newfleet Multi-Sector Income ETF	0.50%
Pure Cannabis ETF	0.60%
Pure US Cannabis ETF	0.60%
Q Dynamic Growth ETF	1.00%*
Q Portfolio Blended Allocation ETF	0.74%*
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components the – base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

3.  Investment Advisory Agreement and Other Agreements – (Continued)

is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
AdvisorShares Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
AdvisorShares Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%
AdvisorShares Q Portfolio Blended	Blended 60% S&P 500 Index/	0.64% to 0.84%
Allocation ETF	40% Bloomberg Barclays US Aggregate Bond Index

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor is entitled to a fee, which is not an additional expense of the Funds, and is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

Fund	Sub-Advisor	Sub-Advisory Fee Rate
AdvisorShares Dorsey Wright ADR ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Micro Cap ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Short ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Double Line Value ETF	Doubleline Equity LP	0.35%
AdvisorShares Newfleet Multi-Sector Income ETF	Newfleet Asset Management, LLC	0.25%
AdvisorShares Q Dynamic Growth ETF	ThinkBetter, LLC	0.65%*
AdvisorShares Q Portfolio Blended Allocation ETF	ThinkBetter, LLC	0.50%*
AdvisorShares Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
AdvisorShares Sage Core Reserves ETF	Sage Advisory Services, Ltd. Co.	0.15%
AdvisorShares STAR Global Buy-Write ETF	ChangePath, LLC	0.85%

*	The sub-advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the sub-adviser is paid when net performance is in line with a pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If a Fund outperforms the performance benchmark, the sub-adviser may receive an upward fee adjustment. If a Fund underperforms the performance benchmark, the sub-adviser may receive a downward fee adjustment. The performance fee adjustment is derived by comparing a Fund’s performance over a rolling twelve-month period to its performance benchmark, which is the S&P 500 Index for AdvisorShares Q Dynamic Growth ETF and Blended 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Bond Index for AdvisorShares Q Portfolio

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

3.  Investment Advisory Agreement and Other Agreements – (Continued)

Blended Allocation ETF. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the sub-adviser’s annual sub-advisory fee may range from 0.40% to 0.60% of AdvisorShares Q Portfolio Blended Allocation ETF’s average daily net assets and 0.55% to 0.75% of AdvisorShares Q Dynamic Growth ETF’s average daily net assets.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the period ended December 31, 2020 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10	%(a)
Dorsey Wright Alpha Equal Weight ETF	0.99%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Micro-Cap ETF	1.25	%(b)
Dorsey Wright Short ETF	1.25	%(b)
DoubleLine Value Equity ETF	0.90%
Focused Equity ETF	0.65%-0.85	%(c)
FolioBeyond Smart Core Bond ETF	0.95%
Newfleet Multi-Sector Income ETF	0.75%
Pure Cannabis ETF	0.74%
Pure US Cannabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Q Portfolio Blended Allocation ETF	0.99%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99	%(d)

(a)	Prior to November 1, 2019, the expense limit was 0.88%.

(b)	Prior to November 1, 2019, the expense limit was 0.99%.

(c)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65%to 0.85%.

(d)	Prior to November 1, 2019, the expense limit was 0.75%.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

3.  Investment Advisory Agreement and Other Agreements – (Continued)

The Advisor may recapture operating expenses waived and/or reimbursed within three years after the date on which such waiver or reimbursement occurred. The Funds must pay their ordinary operating expenses before the Advisor is permitted to recapture and must remain in compliance with any applicable expense limitation, as well as with, the expense limitation in effect at the time of the waiver or reimbursement, if different. All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	272,312	220,876	6/30/2022
Total	272,312	220,876

Dorsey Wright Alpha Equal Weight ETF	31,003	31,003	6/30/2023
Total	31,003	31,003

Dorsey Wright FSM All Cap World ETF	22,184	22,184	6/30/2023
Total	22,184	22,184

Dorsey Wright FSM US Core ETF	26,148	26,148	6/30/2023
Total	26,148	26,148

Dorsey Wright Micro Cap ETF	86,234	86,234	6/30/2022
	77,363	77,363	6/30/2023
Total	163,597	163,597

DoubleLine Value Equity ETF	240,281	240,281	6/30/2021
	200,619	200,619	6/30/2022
	91,371	91,371	6/30/2023
Total	532,271	532,271

Focused Equity ETF	94,062	94,062	6/30/2021
	136,738	136,738	6/30/2022
	125,698	125,698	6/30/2023
Total	356,498	356,498

FolioBeyond Smart Core Bond ETF	50,120	50,120	6/30/2021
	82,792	82,792	6/30/2022
	39,057	39,057	6/30/2023
Total	171,969	171,969

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

3.  Investment Advisory Agreement and Other Agreements – (Continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Newfleet Multi-Sector Income ETF	204,737	204,737	6/30/2021
	249,159	249,159	6/30/2022
	50,459	50,459	6/30/2023
Total	504,355	504,355

Pure Cannabis ETF	33,071	33,071	6/30/2022
	196,096	196,096	6/30/2023
Total	229,167	229,167

Sage Core Reserves ETF	202,791	202,791	6/30/2021
	192,747	192,747	6/30/2022
	165,567	165,567	6/30/2023
Total	561,105	561,105

STAR Global Buy-Write ETF	56,242	56,242	6/30/2021
	77,386	77,386	6/30/2022
	49,370	49,370	6/30/2023
Total	182,998	182,998

Vice ETF	103,464	103,464	6/30/2021
	89,372	89,372	6/30/2022
	79,288	79,288	6/30/2023
Total	272,124	272,124

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

4.	Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5.	Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

6.	Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2020, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Appreciation on Swaps Contracts	$9,433

Fund	Liability Derivatives	Equity Risk
Pure Cannabis ETF	Unrealized Depreciation on Swaps Contracts	$(54,132)
Pure US Cannabis ETF	Unrealized Depreciation on Swaps Contracts	(112,338)
STAR Global Buy-Write ETF	Options Written, at value	(9,805)

Transactions in derivative instruments during the period ended December 31, 2020, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk	Credit Risk
Pure Cannabis ETF	Swaps	$19,525,040	$—
Pure US Cannabis ETF	Swaps	28,186,107	—
STAR Global Buy-Write ETF	Options Written	(2,200)	—

Fund	Change in Unrealized Gain (Loss)	Equity Risk	Credit Risk
Pure Cannabis ETF	Swaps	$(314,954)	$—
Pure US Cannabis ETF	Swaps	(102,905)	—
STAR Global Buy-Write ETF	Options Written	(13,450)	—

For the period ended December 31, 2020, the average volume of the derivatives opened by the Funds was as follows:

	Pure Cannabis ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Futures Contracts	$—	$—	$—
Long Swaps Contracts	28,459,010	90,941,361	—
Purchased Options Contracts	—	—	20,038
Written Options Contracts	—	—	13,514

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

7.	Federal Income Tax

Each Fund intends to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017 – 2019), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2020, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$64,184,696	$21,035,853	$(529,058)	$20,506,795	$—
Dorsey Wright Alpha Equal Weight ETF	36,307,304	3,663,778	(387,053)	3,276,725	—
Dorsey Wright FSM All Cap World ETF	91,654,706	4,360,230	(4,333)	4,355,897	—
Dorsey Wright FSM US Core ETF	66,392,226	3,499,216	(252,882)	3,246,334	—
Dorsey Wright Micro-Cap ETF	1,931,651	531,650	(36,450)	495,200	—
Dorsey Wright Short ETF	113,954,317	27,204,018	(27,442,898)	(238,880)	(10,807,084)
DoubleLine Value Equity ETF	41,111,241	3,651,967	(3,298,485)	353,482	—
Focused Equity ETF	16,404,636	4,124,753	(879,669)	3,245,084	—
FolioBeyond Smart Core Bond ETF	9,856,460	(6,969)	(90,693)	(97,662)	—
Newfleet Multi-Sector Income ETF	58,948,575	910,087	(632,481)	277,606	—
Pure Cannabis ETF	78,887,088	11,451,083	(38,171,070)	(26,719,987)	260,828
Ranger Equity Bear ETF	187,209,771	4,951,518	(5,700,267)	(748,749)	(8,228,866)
Sage Core Reserves ETF	102,603,711	371,666	(271,379)	100,287	—
STAR Global Buy-Write ETF	10,642,894	2,281,420	(13,072)	2,268,348	14,355
Vice ETF	10,045,468	1,420,107	(2,021,537)	(601,430)	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

7. Federal Income Tax – (Continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2020 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$17,599	$—	$—
Dorsey Wright Alpha Equal Weight ETF	—	—	—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Micro-CAP ETF	2,902	—	—
Dorsey Wright Short ETF	1,126,063	—	—
DoubleLine Value Equity ETF	—	—	—
Focused Equity ETF	—	—	—
FolioBeyond Smart Core Bond ETF	—	—	—
Newfleet Multi-Sector Income ETF	—	—	—
Pure Cannabis ETF	—	—	—
Ranger Equity Bear ETF	1,128,571	—	—
Sage Core Reserves ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$60,038,766	$2,699,719	$62,738,485
Dorsey Wright Alpha Equal Weight ETF	9,481,255	—	9,481,255
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Micro-CAP ETF	1,144,343	54,096	1,198,439
Dorsey Wright Short ETF	27,703,905	—	27,703,905
DoubleLine Value Equity ETF	29,810,781	1,889,498	31,700,279
Focused Equity ETF	252,483	443,049	695,532
FolioBeyond Smart Core Bond ETF	223,655	737,959	961,614
Newfleet Multi-Sector Income ETF	1,929,690	6,150,681	8,080,371
Pure Cannabis ETF	19,940,470	323,678	20,264,148
Ranger Equity Bear ETF	297,425,011	207,216	297,632,227
Sage Core Reserves ETF	1,220,340	155,181	1,375,521
STAR Global Buy-Write ETF	—	663,174	663,174
Vice ETF	751,851	447,991	1,199,842

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2020 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright ADR ETF	$22,112,195	$—	$7,282,392	$22,302,681	$—	$14,483,801
Dorsey Wright Alpha Equal Weight ETF	61,059,102	—	17,152,940	61,142,065	—	—
Dorsey Wright FSM All Cap World ETF	93,578,486	—	123,844,431	94,559,679	—	93,206,480
Dorsey Wright FSM US Core ETF	532,305	—	14,903,891	534,967	—	1,501,429
Dorsey Wright Micro-Cap ETF	1,824,350	—	626,907	1,836,305	—	535,650
Dorsey Wright Short ETF	251,395,512	—	—	148,388,048	—	—
DoubleLine Value Equity ETF	10,531,717	—	—	10,375,075	—	3,649,801
Focused Equity ETF	5,902,601	—	4,299,759	6,256,399	—	4,076,105
FolioBeyond Smart Core Bond ETF	8,344,168	—	—	8,356,735	—	2,587,878
Newfleet Multi-Sector Income ETF	13,256,910	1,627,686	—	15,926,356	2,363,050	—
Pure Cannabis ETF	9,065,736	—	16,896,045	10,453,381	—	—
Pure US Cannabis ETF	10,120,898	—	20,267,591	2,343,387	—	463,340
Q Dynamic Growth ETF	—	—	1,602,450	—	—	—
Q Portfolio Blended Allocation ETF	—	—	1,584,120	—	—	—
Ranger Equity Bear ETF	612,761,385	—	—	492,589,915	—	—
Sage Core Reserves ETF	41,150,581	2,501,997	—	62,296,557	2,469,554	—
STAR Global Buy-Write ETF	120,078	—	—	547,309	—	1,606,299
Vice ETF	7,548,726	—	—	7,655,651	—	1,412,772

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to each Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

9. Risks Involved with Investing in the Funds – (Continued)

or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, than it otherwise would be at higher asset levels or it could ultimately liquidate.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2020 (Unaudited)

9.	Risks Involved with Investing in the Funds – (Continued)

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

10.	Subsequent Events

After the close of markets on February 5, 2021, AdvisorShares Ranger Equity Bear ETF performed a reverse stock split (1 for 10) of the Fund’s issued and outstanding shares. A shareholder’s investment value was not affected by the reverse split.

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no other events have occurred that require additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, AdvisorShares Trust (the “Trust”), on behalf of its series (the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk based on factors specific to the circumstances of the Funds. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining shareholders’ interests. The Board of Trustees of the Trust appointed AdvisorShares Investments, LLC, the Funds’ investment adviser, as the administrator of the Program (the “Program Administrator”).

At the Board’s August 2020 meeting, the Trustees reviewed a written report provided by the Program Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2019 through June 30, 2020. The report did not reflect that any material changes had been made to the Program since its implementation. The report noted that the Program utilizes analysis from a third-party liquidity metrics service provider to assist in liquidity classification, calculation, and monitoring. The Program Administrator concluded in the report that the Program has been adequately designed and effectively implemented to meet the requirements of Rule 22e-4 and the Funds’ liquidity needs.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Sub-Advisory Agreements for the AdvisorShares STAR Global Buy-Write ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, and AdvisorShares Dorsey Wright Short ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 17, 2020 and November 12, 2020, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Dorsey, Wright & Associates, LLC, on behalf of the AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, and AdvisorShares Dorsey Wright Short ETF, (2) DoubleLine Equity LP, on behalf of the AdvisorShares DoubleLine Value Equity ETF, (3) Partnervest Advisory Services, LLC, on behalf of AdvisorShares STAR Global Buy-Write ETF, and (4) Ranger Alternative Management L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements and decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with additional information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by each Sub-Advisor; (ii) the performance of each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to each Sub-Advisor. The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Advisors, including those individuals responsible for portfolio management. The Board also considered the Sub-Advisors’ operational

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

capabilities and resources and their experience in managing investment portfolios. The most recent Form ADV for each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning its compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to each Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fee waived and/or expenses reimbursed by each Sub-Advisor over the period, as applicable, the costs and other expenses incurred by each Sub-Advisor in providing the services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fee appears to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by a Sub-Advisor and whether a Sub-Advisor’s fee includes breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares Q Dynamic Growth ETF and AdvisorShares Q Portfolio Blended Allocation ETF

At a meeting held on August 17, 2020, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Q Dynamic Growth ETF and AdvisorShares Q Portfolio Blended Allocation ETF (each a “Fund” and together, the “Funds”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series most recently had been conducted in May 2020. The Board also considered the approval of a separate sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Advisor and ThinkBetter, LLC (the “Sub-Advisor”), on behalf of each Fund, pursuant to which the Sub-Advisor would perform portfolio management and related services.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor and Sub-Advisor about the Agreements and the services proposed to be provided thereunder, including information about the key features of each Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rates and various other materials that it considered relevant to its consideration and approval of the proposed agreements.

In considering each of the Agreements, the Board considered and discussed information and analysis provided by the Advisor and Sub-Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to each Fund, the Board reviewed the services to be provided by the Advisor and Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to each Fund, including the oversight of the activities and operations of the Sub-Advisor and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board received the most recent Form ADV for the Sub-Advisor as well as responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and Sub-Advisor, including those individuals responsible for portfolio management. The Board also considered the Advisor’s and Sub-Advisor’s operational capabilities and resources and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to each Fund by the Advisor and the Sub-Advisor.

Performance. In connection with the assessment of the ability of each of the Advisor and Sub-Advisor to perform its duties under its Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that each of the Advisor and Sub-Advisor has the resources necessary to perform its obligations under its Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor and Sub-Advisor, reviewed the fees to be paid pursuant to the Agreements, and considered the estimated profitability projected by each of the Advisor and Sub-Advisor from its relationship with the Funds. The Board noted that the proposed advisory and sub-advisory fees include a fulcrum fee component, which is intended to align the Advisor’s and Sub-Advisor’s incentives with those of the Fund, and reviewed the structure of the arrangement. In addition, the Board discussed the fee arrangement between the Advisor and Sub-Advisor, noting that the Advisor would pay the Sub-Advisor out of the advisory fee it receives from each Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of each Fund. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisor appear to be reasonable in light of the services to be provided.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for each Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by each of the Advisor and Sub-Advisor as a result of its relationship with the Funds (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with each Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Agreements are fair and reasonable; (ii) concluded that the fees to be paid to the Advisor are fair and reasonable in light of the services that it will provide to Funds; (iii) concluded that the fees to be paid to the Sub-Advisor are fair and reasonable in light of the services that the Sub-Advisor will provide to the Funds; and (iv) agreed to approve each of the Agreements for an initial term of two years.

Approval of the Advisory Agreement for AdvisorShares Pure US Cannabis ETF

At a meeting held on November 21, 2019, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Pure US Cannabis ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series most recently had been conducted in May 2019.

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor about the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rate and various other materials that it considered relevant to its consideration and approval of the proposed agreement.

In considering the Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Board reviewed the services to be provided by the Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to the Fund, including the oversight of service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board also considered the Advisor’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by the Advisor.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Performance. In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the resources necessary to perform its obligations under the Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor from its relationship with the Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to the Advisor appears to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor as a result of its relationship with the Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

Approval of New Sub-Advisory Agreement for AdvisorShares STAR Global Buy-Write ETF

On October 1, 2020, Partnervest Financial Group, LLC, the parent company of Partnervest Advisory Services, LLC (“Partnervest”), the investment sub-advisor to the AdvisorShares STAR Global Buy-Write ETF (the “Fund”), concluded a transaction with ChangePath, LLC (“ChangePath”) pursuant to which ChangePath acquired substantially all of the assets of Partnervest Financial Group, LLC.

Accordingly, at a meeting held on October 29, 2020, the Board, including a majority of the Trustees who are not “interested persons” of the Trust as defined by the 1940 Act (the “Independent Trustees”), approved a new investment sub-advisory agreement between the Adviser and ChangePath (the “New Sub-Advisory Agreement”), which contains substantially the same terms as the sub-advisory agreement with Partnervest including the rate of compensation. Effective November 25, 2020, ChangePath replaced Partnervest as the sub-advisor to the Fund.

At the meeting, the Board noted that it most recently had considered and approved the annual renewal of the sub-advisory agreement with Partnervest at its August 2020 meeting. In considering whether to approve the New Sub-Advisory Agreement, the Board reviewed and discussed information and analysis provided by ChangePath and the Adviser. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual trustees may have attributed different weights to various factors.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Nature, Extent and Quality of the Services to be Provided. In considering the nature, extent and quality of the services to be provided by ChangePath, the Board reviewed the services to be provided by ChangePath, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Board further noted that these services are the same as the services currently provided by Partnervest. The Board received the most recent Form ADV for ChangePath as well as responses to a detailed series of questions that, among other things, requested information about ChangePath’s business, services, and financial condition. The Board considered, among other things, the organizational structure and professional experience of the senior management and key professional personnel of ChangePath, the firm’s operational capabilities and its compliance program. The Board noted that the Fund’s current portfolio managers would continue to manage the Fund as ChangePath employees. Based on its review, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by ChangePath.

Performance. In connection with the assessment of the ability of ChangePath to perform its duties under its Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that ChangePath has the resources necessary to perform its obligations under the New Sub-Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by ChangePath, reviewed the fee to be paid pursuant to the New Sub-Advisory Agreement, and considered the estimated profitability projected by ChangePath from its relationship with the Fund. The Board noted that the proposed fee under the New Sub-Advisory Agreement is the same as the sub-advisory fee paid to Partnervest. The Board also reviewed information provided by ChangePath regarding advisory fees of comparable accounts and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. Based on its review, within the context of its full deliberations, the Board concluded that the fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered whether economies of scale would be realized by the Fund at higher asset levels and determined to reassess in the future whether the Fund’s advisory fees appropriately took into account any economies of scale that may be realized as a result of significant growth of assets of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by ChangePath as a result of its relationship with the Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations, the Board, including the Independent Trustees, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee, are fair and reasonable in light of the services to be provided to the Fund and approved the New Sub-Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their its reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

ChangePath, LLC

11460 Tomahawk Creek Parkway, Suite 200
Leawood, KS 66211

Dorsey, Wright & Associates, LLC

3300 W. Leigh Street
Richmond, VA 23230

DoubleLine Equity LP

505 N. Brand Boulevard, Suite 860
Glendale, CA 91203

Newfleet Asset Management, LLC

1 Financial Plaza
Hartford, CT 06103

Ranger Alternative Management, L.P.

2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

Sage Advisory Services, Ltd. Co.

5900 Southwest Parkway, Building I
Austin, TX 78735

ThinkBetter, LLC

1549 Ringling Boulevard, Suite 510
Sarasota, FL 34236

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 1, 2021

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	March 1, 2021

* Print the name and title of each signing officer under his or her signature.